UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

Our benchmark is the investor.®

Hartford Multifactor ETFs

Semi-Annual Report

March 31, 2021 (Unaudited)

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford Multifactor Exchange-Traded Funds. The following is the Funds’ Semi-Annual Report for the period from October 1, 2020 through March 31, 2021.

Market Review

During the six months ended March 31, 2021, U.S. stocks, as measured by the S&P 500 Index,1 gained 19.07%. The strong returns for the period reflect a growing belief among investors that the worst days of the coronavirus (COVID-19) pandemic may soon be behind us and that a sustained period of global economic growth seems within reach.

Optimism was often hard to sustain during the difficult months of 2020. The six-month period covered in this report followed many months of soaring unemployment, business lockdowns, face-mask requirements, and social-distancing measures. Governments around the world, including here in the U.S., averted further economic disruption by providing unprecedented levels of monetary and fiscal support.

November 2020 marked the resolution of a contentious U.S. presidential election, which was seen as a positive for markets. During the same month, there came the pivotal announcements that a pair of safe and effective COVID-19 vaccines were ready for FDA approval – providing hope that a significant corner in the battle against the virus had been turned.

In late December of 2020, the U.S. Congress passed a major $900 billion pandemic relief bill. For its part, the U.S. Federal Reserve continued to maintain its ongoing policy of near-zero interest rates.

A winter resurgence of COVID-19 infections touched off a wave of new hospitalizations and deaths – more than 500,000 lives lost by March. New viral variants from the United Kingdom and South Africa took root in the U.S., threatening to prolong the pandemic despite a rise in vaccination rates. Nonetheless, by the end of the period, over 165 million COVID-19 vaccine doses had been distributed in the United States.2

Meanwhile, Congress fast-tracked approval of the Biden administration’s proposed $1.9 trillion economic stimulus package. A proposal for an additional $2 trillion in infrastructure spending soon followed. As investors digested the blizzard of new policy initiatives, rates on bellwether 10-year Treasuries rose to nearly 1.75% in mid-March, triggering a new round of market volatility and a fierce debate over a possible return of inflation.

As vaccinations continue to ramp up in the U.S. and abroad, we’re cautiously allowing ourselves to imagine the return of family barbecues, baseball games, re-opened schools, and indoor dining – in a word, normalcy. As we move past the pandemic, it’s still vitally important to maintain a strong relationship with a financial professional, who can confidently guide you through shifting markets while helping you find a good fit within our family of funds.

Thank you again for investing in Hartford Multifactor Exchange-Traded Funds. For the most up-to-date information on our complete selection of mutual funds and exchange-traded funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance does not guarantee future results.

[2]	Forbes.com, “40% of U.S. Adults Now Vaccinated, But Here Are All The Countries Doing Even Better”, 4/4/2021.

Hartford Multifactor ETFs

Hartford Longevity Economy ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 03/16/2021 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of the Hartford Longevity Economy Index (LHLGEX) (the “Index”), which is designed to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.

Cumulative Total Returns

for the Period Ending 03/31/2021

Since Inception[1]
Hartford Longevity Economy ETF (NAV Return)	-1.00%
Hartford Longevity Economy ETF (Market Price Return)	-0.88%
Hartford Longevity Economy Index	-0.97%
Russell 3000 Index (Gross)	-0.34%

[1]	Inception: 03/16/2021

Information regarding how often shares of the Fund traded on NYSE Arca, Inc. (“NYSE Arca”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

The Fund is new and has a limited operating history. Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • The Fund’s focus on securities of issuers that are expected to benefit from providing goods and services that are needed by or attractive to the world’s aging populations may affect the Fund’s exposure to certain industries or types of investments. Certain investments in companies focused on longevity and aging solutions may be affected by government regulations or other factors. • Investments focused in a sector, industry or group of industries may increase volatility and risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.1%
Consumer Discretionary	17.3
Consumer Staples	4.8
Financials	10.7
Health Care	22.3
Industrials	2.4
Information Technology	27.6
Real Estate	1.5
Utilities	1.2

Total	99.9%

Other Assets & Liabilities	0.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	16.39%	38.88%	7.20%	5.59%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	16.31%	39.02%	7.16%	5.57%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	16.48%	39.10%	7.32%	5.75%
MSCI World ex USA Index (Net)	20.53%	45.86%	8.92%	5.45%

[1]	Not Annualized
[2]	Inception: 02/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse regulatory, political and economic developments. These risks may be greater in particular geographic regions or countries. • Investments focused in a country, region, sector, industry or group of industries may increase volatility and risk. • Mid-cap securities can have greater risks and volatility than large-cap securities.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.7%
Consumer Discretionary	11.0
Consumer Staples	11.0
Energy	1.5
Financials	15.5
Health Care	12.3
Industrials	14.0
Information Technology	6.8
Materials	7.1
Real Estate	5.3
Utilities	6.9

Total	99.1%

Short-Term Investments	2.2
Other Assets & Liabilities	(1.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Diversified International ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 05/10/2017 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	Since Inception[2]
Multifactor Diversified International ETF (NAV Return)	19.32%	40.54%	5.45%
Multifactor Diversified International ETF (Market Price Return)	19.69%	40.95%	5.61%
Hartford Multifactor Diversified International Index	19.68%	41.18%	4.31%	[3]
MSCI ACWI ex USA Index (Net)	21.10%	49.41%	8.13%

[1]	Not Annualized
[2]	Inception: 05/10/2017
[3]	The Hartford Multifactor Diversified International Index commenced operations on 06/28/2019. Reflects returns starting on 06/28/2019.

Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.

Information regarding how often shares of the Fund traded on Cboe BZX Exchange, Inc. (“Cboe BZX”) at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse regulatory, political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a particular country, region, sector or industry are subject to greater volatility and risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.0%
Consumer Discretionary	11.4
Consumer Staples	8.6
Energy	4.7
Financials	19.2
Health Care	9.6
Industrials	10.9
Information Technology	11.6
Materials	7.3
Real Estate	4.5
Utilities	3.5

Total	99.3%

Short-Term Investments	0.4
Other Assets & Liabilities	0.3

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Multifactor Emerging Markets ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Emerging Markets ETF (NAV Return)	25.28%	49.73%	5.41%	1.89%
Multifactor Emerging Markets ETF (Market Price Return)	25.23%	52.97%	5.56%	1.99%
Hartford Multifactor Emerging Markets Equity Index[3]	25.67%	50.58%	—	5.01%
MSCI Emerging Markets Index (Net)	22.43%	58.39%	12.07%	7.22%

[1]	Not Annualized
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Emerging Markets Equity Index commenced operations on 06/28/2019. Reflects returns starting on 06/28/2019.

Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark description.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse regulatory, political and economic developments. These risks may be greater for investments in emerging markets and in particular geographic regions or countries. • Investments focused in a country, region, sector, industry or group of industries may increase volatility and risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	10.5%
Consumer Discretionary	14.0
Consumer Staples	6.9
Energy	5.9
Financials	20.1
Health Care	2.0
Industrials	2.9
Information Technology	21.7
Materials	9.4
Real Estate	2.3
Utilities	3.7

Total	99.4%

Short-Term Investments	0.1
Other Assets & Liabilities	0.5

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Small Cap ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 03/23/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor Small Cap ETF (NAV Return)	48.10%	87.63%	12.23%	9.74%
Multifactor Small Cap ETF (Market Price Return)	48.28%	87.67%	12.24%	9.72%
Hartford Multifactor Small Cap Index[3]	48.39%	88.13%	—	21.15%
Russell 2000 Index (Gross)	48.05%	94.85%	16.35%	11.32%

[1]	Not Annualized
[2]	Inception: 03/23/2015
[3]	The Hartford Multifactor Small Cap Index commenced operations on 06/28/2019. Reflects returns starting on 06/28/2019.

Performance information prior to 11/06/2019 reflects the Fund’s performance when it tracked its prior index.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.34%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Small cap securities can have greater risk and volatility than large-cap securities. • Investments focused in a particular sector or industry are subject to greater market volatility risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	4.3%
Consumer Discretionary	14.5
Consumer Staples	5.8
Energy	3.6
Financials	16.0
Health Care	16.4
Industrials	13.3
Information Technology	13.1
Materials	4.2
Real Estate	6.4
Utilities	1.2

Total	98.8%

Short-Term Investments	0.9
Other Assets & Liabilities	0.3

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

6

Hartford Multifactor US Equity ETF

Fund Overview

March 31, 2021 (Unaudited)

Inception 02/25/2015 Sub-advised by Mellon Investments Corporation	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

Average Annual Total Returns

for the Periods Ending 03/31/2021

	6 Months[1]	1 Year	5 Year	Since Inception[2]
Multifactor US Equity ETF (NAV Return)	20.12%	48.05%	11.92%	9.11%
Multifactor US Equity ETF (Market Price Return)	20.40%	48.36%	11.96%	9.14%
Hartford Multifactor Large Cap Index[3]	20.26%	48.36%	—	13.25%
Russell 1000 Index (Gross)	20.41%	60.59%	16.66%	13.25%

[1]	Not Annualized
[2]	Inception: 02/25/2015
[3]	The Hartford Multifactor Large Cap Index commenced operations on 06/28/2019. Reflects returns starting on 06/28/2019.

Performance information prior to 09/11/2019 reflects the Fund’s performance when it tracked its prior index.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns for the report period presented in the table may differ from the return in the Financial Highlights. The total return presented in the Financial Highlights section of the reports is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles.

ETF shares are bought and sold at market price, not net asset value (NAV). Total returns are calculated using the daily 4:00 p.m. Eastern Time NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns an investor would receive if they traded shares at other times. Brokerage commissions apply and will reduce returns.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended 03/31/2021.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index. • Investments focused in a sector, industry or group of industries may increase volatility and risk.

Composition by Sector(1)

as of 03/31/2021

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.0%
Consumer Discretionary	11.3
Consumer Staples	8.0
Energy	1.2
Financials	8.6
Health Care	15.5
Industrials	8.7
Information Technology	24.5
Materials	4.2
Real Estate	3.6
Utilities	5.0

Total	99.6%

Short-Term Investments	0.6
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor ETFs

Benchmark Glossary (Unaudited)

Hartford Longevity Economy Index seeks to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents.

Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

MSCI ACWI (All Country World) ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Index (Gross) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

8

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 1, 2020 through March 31, 2021, except as indicated below. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses paid during the period October 1, 2020 through March 31, 2021	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses paid during the period October 1, 2020 through March 31, 2021	Annualized expense ratio
Hartford Longevity Economy ETF(1)

$1,000.00	$990.00	$0.18	$1,000.00	$1,022.74	$2.22	0.44%
Hartford Multifactor Developed Markets (ex-US) ETF

$1,000.00	$1,163.90	$1.56	$1,000.00	$1,023.49	$1.46	0.29%

Hartford Multifactor Diversified International ETF

$1,000.00	$1,193.20	$1.59	$1,000.00	$1,023.49	$1.46	0.29%

Hartford Multifactor Emerging Markets ETF

$1,000.00	$1,252.80	$2.47	$1,000.00	$1,022.74	$2.22	0.44%

Hartford Multifactor Small Cap ETF

$1,000.00	$1,481.00	$2.10	$1,000.00	$1,023.24	$1.72	0.34%

Hartford Multifactor US Equity ETF

$1,000.00	$1,201.20	$1.04	$1,000.00	$1,023.98	$0.96	0.19%

(1)

Please note that while the Fund commenced operations on March 16, 2021, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio were in effect during the period October 1, 2020 to March 31, 2021.

9

Hartford Longevity Economy ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.4%
795	Ford Motor Co.*	$9,739
370	General Motors Co.	21,260
11	Gentherm, Inc.*	815
5	Tesla, Inc.*	3,340

		35,154

	Banks - 4.1%
464	Bank of America Corp.	17,952
185	Citigroup, Inc.	13,459
99	Citizens Financial Group, Inc.	4,371
224	Fifth Third Bancorp	8,389
268	First Interstate BancSystem, Inc. Class A	12,339
57	Hilltop Holdings, Inc.	1,945
109	JP Morgan Chase & Co.	16,593
16	KeyCorp.	320
23	PNC Financial Services Group, Inc.	4,034
209	Regions Financial Corp.	4,318
19	SVB Financial Group*	9,379
7	Truist Financial Corp.	408
128	U.S. Bancorp	7,080

		100,587

	Capital Goods - 1.9%
17	BWX Technologies, Inc.	1,121
52	General Dynamics Corp.	9,441
15	Huntington Ingalls Industries, Inc.	3,088
24	L3Harris Technologies, Inc.	4,864
32	Lockheed Martin Corp.	11,824
12	Northrop Grumman Corp.	3,884
16	Teledyne Technologies, Inc.*	6,618
86	Textron, Inc.	4,823
3	TransDigm Group, Inc.*	1,764

		47,427

	Consumer Durables & Apparel - 3.2%
17	Acushnet Holdings Corp.	703
102	Century Communities, Inc.*	6,153
5	Deckers Outdoor Corp.*	1,652
66	Garmin Ltd.	8,702
26	Hanesbrands, Inc.	511
15	Hasbro, Inc.	1,442
127	Kontoor Brands, Inc.	6,163
183	La-Z-Boy, Inc.	7,774
152	Levi Strauss & Co. Class A	3,634
40	Mattel, Inc.*	797
14	Meritage Homes Corp.*	1,287
20	Mohawk Industries, Inc.*	3,846
76	NIKE, Inc. Class B	10,100
1	NVR, Inc.*	4,711
66	Sturm Ruger & Co., Inc.	4,361
104	Tempur Sealy International, Inc.	3,802
65	Tupperware Brands Corp.*	1,717
50	Whirlpool Corp.	11,017

		78,372

	Consumer Services - 2.0%
49	Airbnb, Inc. Class A*	9,209
5	Booking Holdings, Inc.*	11,649
67	Boyd Gaming Corp.*	3,950
14	Domino’s Pizza, Inc.	5,149
171	Extended Stay America, Inc.	3,377
4	Graham Holdings Co. Class B	2,250
35	Las Vegas Sands Corp.	2,127
53	MGM Resorts International	2,013
73	Stride, Inc.*	2,198
9	Vail Resorts, Inc.	2,625
43	Yum! Brands, Inc.	4,652

		49,199

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Diversified Financials - 4.0%
134	Ally Financial, Inc.	$6,058
42	Ameriprise Financial, Inc.	9,763
70	Artisan Partners Asset Management, Inc. Class A	3,652
60	Berkshire Hathaway, Inc. Class B*	15,328
2	BlackRock, Inc.	1,508
29	Charles Schwab Corp.	1,890
66	Equitable Holdings, Inc.	2,153
45	Evercore, Inc. Class A	5,928
25	Franklin Resources, Inc.	740
5	Goldman Sachs Group, Inc.	1,635
14	Intercontinental Exchange, Inc.	1,564
211	Invesco Ltd.	5,322
154	Jefferies Financial Group, Inc.	4,635
79	Morgan Stanley	6,135
22	Nasdaq, Inc.	3,244
40	OneMain Holdings, Inc.	2,149
12	PJT Partners, Inc. Class A	812
71	Raymond James Financial, Inc.	8,702
86	SLM Corp.	1,545
9	Stifel Financial Corp.	577
244	Synchrony Financial	9,921
10	Voya Financial, Inc.	636
160	Waddell & Reed Financial, Inc. Class A	4,008

		97,905

	Food & Staples Retailing - 1.6%
296	Albertsons Cos., Inc. Class A	5,645
290	Kroger Co.	10,437
139	Sprouts Farmers Market, Inc.*	3,700
88	Walgreens Boots Alliance, Inc.	4,831
103	Walmart, Inc.	13,991

		38,604

	Food, Beverage & Tobacco - 1.2%
60	Conagra Brands, Inc.	2,256
80	Flowers Foods, Inc.	1,904
76	General Mills, Inc.	4,660
36	Hershey Co.	5,694
53	JM Smucker Co.	6,706
44	Kellogg Co.	2,785
73	Tyson Foods, Inc. Class A	5,424

		29,429

	Health Care Equipment & Services - 12.8%
92	Abbott Laboratories	11,025
6	ABIOMED, Inc.*	1,912
10	Addus HomeCare Corp.*	1,046
6	Align Technology, Inc.*	3,249
10	Amedisys, Inc.*	2,648
22	AMN Healthcare Services, Inc.*	1,621
29	Anthem, Inc.	10,410
77	Avanos Medical, Inc.*	3,368
42	Baxter International, Inc.	3,542
177	Centene Corp.*	11,312
157	Cerner Corp.	11,285
10	Cigna Corp.	2,417
30	Corvel Corp.*	3,078
178	CVS Health Corp.	13,391
1	Danaher Corp.	225
189	DaVita, Inc.*	20,369
83	Edwards Lifesciences Corp.*	6,942
77	Globus Medical, Inc. Class A*	4,749
36	HCA Healthcare, Inc.	6,780
114	Henry Schein, Inc.*	7,893
178	Hologic, Inc.*	13,240
17	Humana, Inc.	7,127

The accompanying notes are an integral part of these financial statements.

10

Hartford Longevity Economy ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 12.8% - (continued)
21	ICU Medical, Inc.*	$4,314
21	IDEXX Laboratories, Inc.*	10,276
6	Integra LifeSciences Holdings Corp.*	415
4	Intuitive Surgical, Inc.*	2,956
70	Laboratory Corp. of America Holdings*	17,852
37	Masimo Corp.*	8,497
37	McKesson Corp.	7,217
66	Medtronic plc	7,797
35	ModivCare, Inc.*	5,184
106	Molina Healthcare, Inc.*	24,779
113	NextGen Healthcare, Inc.*	2,045
36	Novocure Ltd.*	4,759
29	Omnicell, Inc.*	3,766
49	Quest Diagnostics, Inc.	6,289
7	ResMed, Inc.	1,358
302	Select Medical Holdings Corp.*	10,298
55	STERIS plc	10,476
33	Stryker Corp.	8,038
208	Telefonica Celular del Paraguay S.A.	12,636
58	UnitedHealth Group, Inc.	21,580

		318,161

	Household & Personal Products - 2.0%
193	Central Garden & Pet Co. Class A*	10,015
15	Clorox Co.	2,893
106	Colgate-Palmolive Co.	8,356
42	Kimberly-Clark Corp.	5,840
79	Nu Skin Enterprises, Inc. Class A	4,178
73	Procter & Gamble Co.	9,886
78	Spectrum Brands Holdings, Inc.	6,630
31	USANA Health Sciences, Inc.*	3,026

		50,824

	Insurance - 2.6%
75	Aflac, Inc.	3,839
38	Allstate Corp.	4,366
165	CNA Financial Corp.	7,364
229	CNO Financial Group, Inc.	5,562
41	Fidelity National Financial, Inc.	1,667
108	Mercury General Corp.	6,567
207	MetLife, Inc.	12,584
96	Principal Financial Group, Inc.	5,756
101	Progressive Corp.	9,657
34	Travelers Cos., Inc.	5,114
69	Unum Group	1,920

		64,396

	Media & Entertainment - 10.0%
25	Activision Blizzard, Inc.	2,325
11	Alphabet, Inc. Class A*	22,688
273	Altice USA, Inc. Class A*	8,881
50	AMC Networks, Inc. Class A*	2,658
1,397	ANGI Homeservices, Inc. Class A*	18,161
93	Cargurus, Inc.*	2,216
11	Charter Communications, Inc. Class A*	6,787
293	Comcast Corp. Class A	15,854
184	Discovery, Inc. Class A*	7,997
15	Electronic Arts, Inc.	2,031
91	Facebook, Inc. Class A*	26,802
46	IAC/InterActiveCorp*	9,950
12	John Wiley & Sons, Inc. Class A	651
270	Lions Gate Entertainment Corp. Class A*	4,037
24	Madison Square Garden Entertainment Corp.*	1,963
105	Match Group, Inc.*	14,425
16	Netflix, Inc.*	8,347
98	News Corp. Class A	2,492

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 10.0% - (continued)
136	Pinterest, Inc. Class A*	$10,068
881	QuinStreet, Inc.*	17,884
29	Roku, Inc.*	9,447
95	Snap, Inc. Class A*	4,968
43	Take-Two Interactive Software, Inc.*	7,598
38	Twitter, Inc.*	2,418
63	ViacomCBS, Inc. Class B	2,841
52	Walt Disney Co.*	9,595
7	Warner Music Group Corp. Class A	240
236	World Wrestling Entertainment, Inc. Class A	12,805
52	Yelp, Inc.*	2,028
66	Zillow Group, Inc. Class C*	8,556

		246,713

	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
219	AbbVie, Inc.	23,700
50	Agilent Technologies, Inc.	6,357
61	Alexion Pharmaceuticals, Inc.*	9,327
39	Amgen, Inc.	9,704
10	Bio-Rad Laboratories, Inc. Class A*	5,712
82	Blueprint Medicines Corp.*	7,973
166	Bristol-Myers Squibb Co.	10,480
29	Charles River Laboratories International, Inc.*	8,405
31	Corcept Therapeutics, Inc.*	737
40	Eli Lilly & Co.	7,473
131	Gilead Sciences, Inc.	8,466
44	Horizon Therapeutics plc*	4,050
101	Ironwood Pharmaceuticals, Inc.*	1,129
83	Jazz Pharmaceuticals plc*	13,643
148	Johnson & Johnson	24,324
325	Merck & Co., Inc.	25,054
9	Mettler-Toledo International, Inc.*	10,401
210	Pfizer, Inc.	7,608
9	PRA Health Sciences, Inc.*	1,380
16	Regeneron Pharmaceuticals, Inc.*	7,570
104	Supernus Pharmaceuticals, Inc.*	2,723
7	Thermo Fisher Scientific, Inc.	3,195
94	United Therapeutics Corp.*	15,723
443	Viatris, Inc.*	6,189
33	Waters Corp.*	9,378
34	Zoetis, Inc.	5,354

		236,055

	Real Estate - 1.5%
271	Apple Hospitality, Inc. REIT	3,948
55	CareTrust, Inc. REIT	1,281
126	CBRE Group, Inc. Class A*	9,968
381	Medical Properties Trust, Inc. REIT	8,108
8	Public Storage REIT	1,974
293	VICI Properties, Inc. REIT	8,274
122	Weyerhaeuser Co., REIT	4,343

		37,896

	Retailing - 10.7%
6	Amazon.com, Inc.*	18,564
118	Best Buy Co., Inc.	13,548
57	Big Lots, Inc.	3,893
74	Buckle, Inc.	2,907
33	Chewy, Inc. Class A*	2,795
46	Dollar General Corp.	9,321
94	Dollar Tree, Inc.*	10,759
37	DoorDash, Inc. Class A*	4,852
313	eBay, Inc.	19,168
36	Etsy, Inc.*	7,260
170	Hibbett Sports, Inc.*	11,711
73	Home Depot, Inc.	22,283

The accompanying notes are an integral part of these financial statements.

11

Hartford Longevity Economy ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Retailing - 10.7% - (continued)
93	Lowe’s Cos., Inc.	$17,687
340	Michaels Cos., Inc.*	7,460
1,933	Qurate Retail, Inc.	22,732
248	Rent-A-Center, Inc.	14,300
513	Revolve Group, Inc.*	23,049
145	Shutterstock, Inc.	12,911
29	Sleep Number Corp.*	4,161
12	Stamps.com, Inc.*	2,394
115	Target Corp.	22,778
38	Tractor Supply Co.	6,729
8	Wayfair, Inc. Class A*	2,518

		263,780

	Semiconductors & Semiconductor Equipment - 5.3%
28	Analog Devices, Inc.	4,342
34	Broadcom, Inc.	15,764
119	Diodes, Inc.*	9,501
4	First Solar, Inc.*	349
209	Intel Corp.	13,376
150	Maxim Integrated Products, Inc.	13,706
188	Micron Technology, Inc.*	16,584
4	NXP Semiconductors N.V.	805
244	ON Semiconductor Corp.*	10,153
30	Qorvo, Inc.*	5,481
110	QUALCOMM, Inc.	14,585
42	Synaptics, Inc.*	5,688
95	Texas Instruments, Inc.	17,954
18	Xilinx, Inc.	2,230

		130,518

	Software & Services - 13.8%
17	Adobe, Inc.*	8,081
36	Alarm.com Holdings, Inc.*	3,110
25	Altair Engineering, Inc. Class A*	1,564
76	Appfolio, Inc. Class A*	10,747
19	Autodesk, Inc.*	5,266
39	Automatic Data Processing, Inc.	7,350
73	Broadridge Financial Solutions, Inc.	11,176
87	Cadence Design Systems, Inc.*	11,918
34	Citrix Systems, Inc.	4,772
12	Cloudflare, Inc. Class A*	843
135	CommVault Systems, Inc.*	8,707
16	Crowdstrike Holdings, Inc. Class A*	2,920
154	CSG Systems International, Inc.	6,913
92	ExlService Holdings, Inc.*	8,295
7	Fair Isaac Corp.*	3,402
52	Fortinet, Inc.*	9,590
2	HubSpot, Inc.*	908
22	Intuit, Inc.	8,427
92	j2 Global, Inc.*	11,027
50	MAXIMUS, Inc.	4,452
74	Microsoft Corp.	17,447
145	NIC, Inc.	4,920
952	Nortonlifelock, Inc.	20,240
82	Nuance Communications, Inc.*	3,578
301	Oracle Corp.	21,121
24	Palo Alto Networks, Inc.*	7,729
136	Paychex, Inc.	13,331
4	Paycom Software, Inc.*	1,480
328	Progress Software Corp.	14,452
24	PTC, Inc.*	3,304
15	ServiceNow, Inc.*	7,502
61	SPS Commerce, Inc.*	6,058
177	SS&C Technologies Holdings, Inc.	12,367
476	Sykes Enterprises, Inc.*	20,982
37	Synopsys, Inc.*	9,168

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.8% - (continued)
233	Teradata Corp.*	$8,980
87	TTEC Holdings, Inc.	8,739
9	Tyler Technologies, Inc.*	3,821
30	Verint Systems, Inc.*	1,365
5	Visa, Inc. Class A	1,059
144	VMware, Inc. Class A*	21,665
74	Western Union Co.	1,825
9	Zendesk, Inc.*	1,194
4	Zscaler, Inc.*	687

		342,482

	Technology Hardware & Equipment - 8.5%
106	Apple, Inc.	12,948
112	Arrow Electronics, Inc.*	12,412
242	Dell Technologies, Inc.*	21,332
58	ePlus, Inc.*	5,779
856	Hewlett Packard Enterprise Co.	13,473
668	HP, Inc.	21,209
103	Insight Enterprises, Inc.*	9,828
493	NCR Corp.*	18,709
314	NetApp, Inc.	22,818
47	Plexus Corp.*	4,317
157	Sanmina Corp.*	6,497
276	Seagate Technology plc	21,183
414	Super Micro Computer, Inc.*	16,171
19	TE Connectivity Ltd.	2,453
44	Western Digital Corp.	2,937
777	Xerox Holdings Corp.	18,858

		210,924

	Telecommunication Services - 2.1%
455	AT&T, Inc.	13,773
136	T-Mobile U.S., Inc.*	17,039
364	Verizon Communications, Inc.	21,167

		51,979

	Transportation - 0.5%
12	J.B. Hunt Transport Services, Inc.	2,017
16	Landstar System, Inc.	2,641
95	Ryder System, Inc.	7,187

		11,845

	Utilities - 1.2%
3	Duke Energy Corp.	290
27	Edison International	1,582
191	Exelon Corp.	8,354
387	NRG Energy, Inc.	14,602
104	PPL Corp.	2,999
44	Southern Co.	2,735

		30,562

	Total Common Stocks (cost $2,498,456)	$2,472,812

Total Investments (cost $2,498,456)	99.9%	$2,472,812
Other Assets and Liabilities	0.1%	2,465

Total Net Assets	100.0%	$2,475,277

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The accompanying notes are an integral part of these financial statements.

12

Hartford Longevity Economy ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$35,154	$35,154	$—	$—
Banks	100,587	100,587	—	—
Capital Goods	47,427	47,427	—	—
Consumer Durables & Apparel	78,372	78,372	—	—
Consumer Services	49,199	49,199	—	—
Diversified Financials	97,905	97,905	—	—
Food & Staples Retailing	38,604	38,604	—	—
Food, Beverage & Tobacco	29,429	29,429	—	—
Health Care Equipment & Services	318,161	318,161	—	—
Household & Personal Products	50,824	50,824	—	—
Insurance	64,396	64,396	—	—
Media & Entertainment	246,713	246,713	—	—
Pharmaceuticals, Biotechnology & Life Sciences	236,055	236,055	—	—
Real Estate	37,896	37,896	—	—
Retailing	263,780	263,780	—	—
Semiconductors & Semiconductor Equipment	130,518	130,518	—	—
Software & Services	342,482	342,482	—	—
Technology Hardware & Equipment	210,924	210,924	—	—
Telecommunication Services	51,979	51,979	—	—
Transportation	11,845	11,845	—	—
Utilities	30,562	30,562	—	—

Total	$2,472,812	$2,472,812	$—	$—

(1)	For the period ended March 31, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Australia - 8.4%
1,188,898	AGL Energy Ltd.	$8,738,308
189,065	Ansell Ltd.	5,650,613
7,090	ASX Ltd.	383,677
635,439	Aurizon Holdings Ltd.	1,887,530
1,453,388	AusNet Services	2,031,296
342,266	Australia & New Zealand Banking Group Ltd.	7,346,157
407,294	Bendigo & Adelaide Bank Ltd.	3,120,768
310,840	BHP Group Ltd.	10,724,833
704,746	BlueScope Steel Ltd.	10,386,496
9,939	Commonwealth Bank of Australia	651,780
196,468	Computershare Ltd.	2,250,583
30,767	CSL Ltd.	6,201,725
1,420,469	Dexus REIT	10,548,527
457,934	Evolution Mining Ltd.	1,423,045
824,325	Fortescue Metals Group Ltd.	12,550,664
126,984	GPT Group REIT	444,900
1,057,904	Harvey Norman Holdings Ltd.	4,616,962
249,521	JB Hi-Fi Ltd.	9,840,669
951,427	Medibank Pvt Ltd.	2,029,032
1,487,394	Metcash Ltd.	4,168,975
330,193	Mineral Resources Ltd.	9,561,707
1,130,643	Mirvac Group REIT	2,152,886
121,920	Premier Investments Ltd.	2,417,155
19,716	Pro Medicus Ltd.	620,640
69,748	Reece Ltd.	910,538
356,224	Sonic Healthcare Ltd.	9,520,549
102,120	Suncorp Group Ltd.	770,019
2,585,010	Telstra Corp. Ltd.	6,694,168
98,586	Washington H Soul Pattinson & Co., Ltd.	2,371,280
326,152	Wesfarmers Ltd.	13,083,948
359,773	Woolworths Group Ltd.	11,199,243

		164,298,673

	Austria - 0.3%
61,287	Andritz AG	2,761,652
3,979	Mayr Melnhof Karton AG	820,261
35,885	Oesterreichische Post AG(1)	1,573,151
100,462	UNIQA Insurance Group AG	755,667
29,444	Vienna Insurance Group AG Wiener Versicherung Gruppe	764,782

		6,675,513

	Belgium - 1.4%
9,095	Ackermans & van Haaren N.V.	1,449,476
157,975	Ageas S.A.	9,573,038
5,897	Cofinimmo S.A. REIT	860,798
77,304	Etablissements Franz Colruyt N.V.	4,620,903
23,559	Groupe Bruxelles Lambert S.A.	2,443,821
283,184	Proximus S.A.	6,177,250
23,330	UCB S.A.	2,224,289
4,169	VGP N.V.	668,336

		28,017,911

	Canada - 10.8%
89,772	Algonquin Power & Utilities Corp.(1)	1,422,095
224,207	Alimentation Couche-Tard, Inc. Class B	7,228,283
54,180	Atco Ltd. Class I	1,798,456
451,700	B2Gold Corp.	1,944,303
78,677	Bank of Montreal	7,012,291
62,862	Bank of Nova Scotia(1)	3,932,220
134,708	Barrick Gold Corp.	2,671,974
247,750	BCE, Inc.	11,182,605
58,156	Cameco Corp.	964,292
141,981	Canadian Apartment Properties REIT(1)	6,084,335
14,613	Canadian Imperial Bank of Commerce(1)	1,430,664
3,069	Canadian National Railway Co.	356,115

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Canada - 10.8% - (continued)
201,833	Canadian Solar, Inc.*	$10,016,972
30,431	Canadian Tire Corp. Ltd. Class A	4,317,747
44,500	Capital Power Corp.	1,288,777
90,736	CGI, Inc.*	7,557,182
1,273	Constellation Software, Inc.	1,777,592
85,823	Emera, Inc.	3,819,135
206,271	Empire Co., Ltd. Class A	6,430,121
16,680	Enghouse Systems Ltd.	773,583
101,000	Finning International, Inc.	2,568,294
73,789	Fortis, Inc.	3,201,427
72,888	George Weston Ltd.	6,453,417
252,996	Great-West Lifeco, Inc.	6,731,262
186,298	Hydro One Ltd.(2)	4,338,579
76,837	iA Financial Corp., Inc.	4,177,326
26,474	IGM Financial, Inc.	806,742
1,082,662	Kinross Gold Corp.	7,209,994
4,700	Linamar Corp.	277,060
245,969	Loblaw Cos., Ltd.	13,738,333
17,723	Magna International, Inc.	1,560,713
129,086	Manulife Financial Corp.	2,776,142
194,038	Metro, Inc.	8,850,856
115,104	Northland Power, Inc.	4,171,530
46,336	Open Text Corp.	2,209,057
94,547	Parkland Corp.	2,840,510
196,952	Power Corp. of Canada(1)	5,175,896
163,656	Quebecor, Inc. Class B	4,393,327
121,312	Rogers Communications, Inc. Class B	5,593,373
128,523	Royal Bank of Canada	11,848,637
82,625	Saputo, Inc.	2,484,305
101,663	Shaw Communications, Inc. Class B	2,643,392
79,003	Stantec, Inc.	3,381,757
70,152	Sun Life Financial, Inc.	3,544,857
38,381	TC Energy Corp.(1)	1,759,263
397,854	TELUS Corp.	7,923,209
51,895	Toromont Industries Ltd.	3,971,659
58,361	Toronto-Dominion Bank	3,805,758
119,400	Tourmaline Oil Corp.	2,272,386

		212,717,803

	China - 0.6%
658,000	Kerry Logistics Network Ltd.	1,972,024
10,146,800	Yangzijiang Shipbuilding Holdings Ltd.	9,666,496

		11,638,520

	Denmark - 1.9%
5,463	Carlsberg A/S Class B	841,385
62,297	Coloplast A/S Class B	9,389,910
4,581	GN Store Nord A/S	361,531
145,499	H. Lundbeck A/S	4,982,598
193,191	Novo Nordisk A/S Class B	13,120,178
61,834	Pandora A/S	6,640,758
3,748	Rockwool International A/S Class B	1,583,791
8,214	SimCorp A/S	1,019,619

		37,939,770

	Finland - 1.0%
16,008	Elisa Oyj	962,158
247,742	Kesko Oyj Class B	7,593,741
58,299	Kone Oyj Class B	4,773,018
58,981	Metsa Board Oyj	643,986
26,034	Nokian Renkaat Oyj	944,858
105,757	Orion Oyj Class B	4,247,199

		19,164,960

	France - 5.9%
20,089	Arkema S.A.	2,440,154
57,215	Atos SE*	4,473,121

The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	France - 5.9% - (continued)
47,177	AXA S.A.	$1,268,907
53,927	BioMerieux	6,876,770
339,619	Bollore S.A.	1,643,716
336,186	Bouygues S.A.	13,509,126
400,788	Carrefour S.A.	7,275,304
54,595	Cie Generale des Etablissements Michelin SCA	8,190,723
59,585	Danone S.A.	4,096,768
2,349	Dassault Aviation S.A.*	2,619,979
44,754	Eiffage S.A.*	4,489,881
894,597	Electricite de France S.A.*	12,028,237
8,071	Faurecia SE*	430,942
19,938	Gaztransport Et Technigaz S.A.	1,593,452
9,921	Gecina S.A. REIT	1,368,901
28,034	Iliad S.A.	5,340,927
5,935	L’Oreal S.A.	2,279,561
586,712	Orange S.A.	7,243,852
36,231	Publicis Groupe S.A.	2,215,982
85,373	Rubis SCA	4,053,689
89,392	Sanofi	8,851,504
6,438	Sartorius Stedim Biotech	2,657,382
13,866	SEB S.A.	2,451,024
23,777	Societe BIC S.A.	1,395,019
3,686	Sodexo S.A.*	354,284
185,961	Suez	3,947,191
2,965	Trigano S.A.	555,471
78,535	Vivendi S.A.	2,584,460

		116,236,327

	Germany - 4.8%
78,905	ADO Properties S.A.*(2)	2,166,336
22,156	Allianz SE	5,651,968
214,535	Alstria Office AG REIT	3,474,529
383,746	Aroundtown S.A.	2,737,670
36,379	Aurubis AG	3,020,299
40,231	Brenntag SE	3,442,237
33,763	Covestro AG(2)	2,275,345
45,736	Deutsche Post AG	2,511,363
461,947	Deutsche Telekom AG	9,322,040
121,528	Deutsche Wohnen SE	5,681,849
91,514	Fresenius Medical Care AG & Co. KGaA	6,745,935
57,493	Fresenius SE & Co. KGaA	2,566,365
5,839	Gerresheimer AG	581,260
81,963	Lanxess AG	6,055,371
19,537	LEG Immobilien SE	2,575,398
86,229	Merck KGaA	14,776,086
10,270	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,169,668
71,696	Software AG	3,028,458
196,924	TAG Immobilien AG*	5,633,363
22,144	Talanx AG*	941,094
1,667,359	Telefonica Deutschland Holding AG	4,899,115
83,398	Uniper SE	3,026,784
3,700	United Internet AG	148,722
9,421	Vonovia SE	616,738

		95,047,993

	Hong Kong - 4.7%
820,500	BOC Hong Kong Holdings Ltd.	2,865,357
917,688	Champion REIT	538,258
1,759,120	Chow Tai Fook Jewellery Group Ltd.	2,688,080
680,000	CK Asset Holdings Ltd.	4,128,395
540,000	CK Hutchison Holdings Ltd.	4,302,941
390,480	CLP Holdings Ltd.	3,792,068
572,533	Dairy Farm International Holdings Ltd.	2,467,617
371,000	Hang Lung Group Ltd.	939,138
587,000	Hang Lung Properties Ltd.	1,525,175

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Hong Kong - 4.7% - (continued)
440,210	Hang Seng Bank Ltd.	$8,521,710
1,066,000	Henderson Land Development Co., Ltd.	4,785,342
1,586,609	HK Electric Investments & HK Electric Investments Ltd.	1,575,497
552,000	Hysan Development Co., Ltd.	2,158,455
8,326	Jardine Matheson Holdings Ltd.	544,437
864,000	Kerry Properties Ltd.	2,783,888
426,750	New World Development Co., Ltd.	2,206,632
1,302,000	NWS Holdings Ltd.	1,374,942
68,000	Orient Overseas International Ltd.	1,001,486
3,763,770	PCCW Ltd.	2,120,447
166,500	Power Assets Holdings Ltd.	983,008
2,306,000	Sino Land Co., Ltd.	3,209,349
1,817,000	SITC International Holdings Co., Ltd.	6,158,371
632,000	Sun Hung Kai Properties Ltd.	9,576,189
1,038,600	Swire Properties Ltd.	3,212,874
9,715,792	WH Group Ltd.(2)	7,873,160
2,652,000	Xinyi Glass Holdings Ltd.	8,664,381
1,027,111	Yue Yuen Industrial Holdings Ltd.	2,563,005

		92,560,202

	Ireland - 0.5%
35,992	ICON plc*	7,067,749
18,378	Kerry Group plc Class A	2,304,683

		9,372,432

	Israel - 1.2%
194,527	Bank Leumi Le-Israel BM	1,283,352
3,778,654	Bezeq The Israeli Telecommunication Corp. Ltd.*	4,046,413
62,722	Check Point Software Technologies Ltd.*	7,022,982
67,847	First International Bank of Israel Ltd.	1,894,800
1	Isracard Ltd.	3
762,273	Israel Chemicals Ltd.	4,473,471
40,964	Strauss Group Ltd.	1,105,575
11,141	Taro Pharmaceutical Industries Ltd.*	821,649
79,580	Tower Semiconductor Ltd.*	2,221,042

		22,869,287

	Italy - 2.6%
1,331,906	A2A S.p.A.	2,429,483
300,013	Assicurazioni Generali S.p.A.*	6,015,443
55,056	De’ Longhi S.p.A.	2,228,519
33,530	DiaSorin S.p.A.	5,390,986
634,866	Enel S.p.A.	6,337,117
219,389	Freni Brembo S.p.A.*	2,738,343
931,658	Hera S.p.A.	3,578,385
24,387	Interpump Group S.p.A.	1,231,894
612,552	Iren S.p.A.	1,696,160
331,706	Italgas S.p.A.	2,157,841
183,100	Prysmian S.p.A.	5,963,118
252,996	Snam S.p.A.	1,405,852
441,969	Terna Rete Elettrica Nazionale S.p.A.	3,344,193
809,670	Unipol Gruppo S.p.A.*	4,525,832
652,757	UnipolSai Assicurazioni S.p.A.	1,967,062

		51,010,228

	Japan - 22.4%
40,205	ABC-Mart, Inc.	2,270,400
154,359	Aeon Co., Ltd.	4,608,419
185,800	Air Water, Inc.	3,262,009
37,400	Ajinomoto Co., Inc.	766,785
187,982	Alfresa Holdings Corp.	3,628,648
145,600	Amada Co., Ltd.	1,625,976
66,188	Aozora Bank Ltd.	1,517,832
27,600	AS One Corp.	3,474,353
628,765	Astellas Pharma, Inc.	9,684,688
169,100	Azbil Corp.	7,291,959

The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 22.4% - (continued)
16,459	Bandai Namco Holdings, Inc.	$1,175,664
48,600	Bank of Kyoto Ltd.	2,995,167
196,497	Bic Camera, Inc.	2,205,034
297,293	Bridgestone Corp.	12,039,694
376,500	Brother Industries Ltd.	8,344,330
82,797	Canon Marketing Japan, Inc.	1,840,266
291,103	Canon, Inc.	6,592,627
43,900	Chubu Electric Power Co., Inc.	566,131
34,000	COMSYS Holdings Corp.	1,049,231
26,600	Create SD Holdings Co., Ltd.	866,606
108,800	Daio Paper Corp.	1,869,785
12,800	Daito Trust Construction Co., Ltd.	1,486,190
98,400	Daiwa House Industry Co., Ltd.	2,886,103
385,917	Daiwa Securities Group, Inc.	1,998,037
6,800	Ebara Corp.	277,846
65,400	Ezaki Glico Co., Ltd.	2,630,796
95,500	Fuji Corp.	2,450,158
154,220	FUJIFILM Holdings Corp.	9,170,856
78,048	Fujitsu Ltd.	11,301,068
21,200	GS Yuasa Corp.	575,566
414,700	Haseko Corp.	5,813,306
32,900	Hisamitsu Pharmaceutical Co., Inc.	2,146,688
119,173	Hitachi Ltd.	5,396,757
226,200	Honda Motor Co., Ltd.	6,794,188
21,821	Hoya Corp.	2,568,164
197,700	Iida Group Holdings Co., Ltd.	4,787,739
317,371	ITOCHU Corp.	10,302,351
162,000	Iwatani Corp.	10,013,213
8,500	Izumi Co., Ltd.	333,462
229,300	Japan Post Bank Co., Ltd.	2,207,920
276,681	Japan Post Holdings Co., Ltd.*	2,470,599
99,000	Japan Post Insurance Co., Ltd.	2,037,339
111,500	Japan Tobacco, Inc.	2,144,231
390,148	K’s Holdings Corp.	5,370,272
449,500	Kajima Corp.	6,390,629
62,549	Kaken Pharmaceutical Co., Ltd.	2,453,845
61,100	Kaneka Corp.	2,515,882
318,951	KDDI Corp.	9,799,445
137,400	Kewpie Corp.	3,133,466
153,000	Kinden Corp.	2,610,000
65,900	Kyowa Exeo Corp.	1,742,623
86,922	Lawson, Inc.	4,271,371
34,800	Matsumotokiyoshi Holdings Co., Ltd.	1,552,615
197,650	Medipal Holdings Corp.	3,799,173
67,416	MEIJI Holdings Co., Ltd.	4,343,909
45,800	Mitsubishi Corp.	1,297,321
170,000	Mitsubishi Electric Corp.	2,594,615
25,400	Mitsubishi Heavy Industries Ltd.	792,802
390,576	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,361,129
40,900	Mitsui & Co., Ltd.	852,052
179,700	Mitsui Chemicals, Inc.	5,683,724
62,900	Morinaga Milk Industry Co., Ltd.	3,312,923
129,717	NEC Corp.	7,653,890
117,600	NEC Networks & System Integration Corp.	2,073,166
108,675	Nihon Kohden Corp.	3,176,654
11,100	Nihon Unisys Ltd.	342,543
3,500	Nintendo Co., Ltd.	1,957,783
63,481	Nippo Corp.	1,734,956
328,306	Nippon Telegraph & Telephone Corp.	8,443,852
52,000	Nippon Yusen KK	1,776,471
29,700	Nomura Research Institute Ltd.	920,566
196,000	Obayashi Corp.	1,800,362
65,700	Open House Co., Ltd.	2,806,371
17,200	Oracle Corp. Japan	1,681,086
279,900	ORIX Corp.	4,731,703

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Japan - 22.4% - (continued)
336,551	Osaka Gas Co., Ltd.	$6,569,597
13,800	Otsuka Corp.	646,914
9,900	PALTAC Corp.	536,661
46,400	Pan Pacific International Holdings Corp.	1,096,384
506,200	Panasonic Corp.	6,521,047
17,800	Persol Holdings Co., Ltd.	348,590
98,666	Resona Holdings, Inc.	415,022
51,300	Rinnai Corp.	5,752,100
165,900	Santen Pharmaceutical Co., Ltd.	2,286,567
236,300	Sanwa Holdings Corp.	3,098,631
63,268	Sawai Pharmaceutical Co., Ltd.	3,074,653
13,800	Secom Co., Ltd.	1,163,072
18,500	Seiko Epson Corp.	301,357
213,300	Seino Holdings Co., Ltd.	2,976,548
264,065	Sekisui Chemical Co., Ltd.	5,078,173
384,348	Sekisui House Ltd.	8,257,395
179,189	Seven & i Holdings Co., Ltd.	7,237,290
75,140	Shimamura Co., Ltd.	8,683,600
411,328	Shimizu Corp.	3,335,293
57,600	Shionogi & Co., Ltd.	3,102,581
116,800	Ship Healthcare Holdings, Inc.	3,287,312
140,858	Skylark Holdings Co., Ltd.*	2,110,958
35,000	Sompo Holdings, Inc.	1,343,620
389,293	Subaru Corp.	7,764,722
67,417	Sugi Holdings Co., Ltd.	5,350,652
126,500	Sumitomo Electric Industries Ltd.	1,898,072
265,229	Sumitomo Forestry Co., Ltd.	5,727,026
41,800	Sumitomo Heavy Industries Ltd.	1,163,213
121,700	Sumitomo Rubber Industries Ltd.	1,437,272
67,600	Sundrug Co., Ltd.	2,477,647
28,107	Suntory Beverage & Food Ltd.	1,046,700
86,382	Suzuken Co., Ltd.	3,381,015
15,400	Sysmex Corp.	1,661,946
61,500	Taisei Corp.	2,376,516
36,000	Taisho Pharmaceutical Holdings Co., Ltd.	2,326,154
331,900	Teijin Ltd.	5,727,903
91,911	Toho Gas Co., Ltd.	5,681,015
196,100	Tohoku Electric Power Co., Inc.	1,854,520
86,500	Tokio Marine Holdings, Inc.	4,121,471
284,796	Tokyo Gas Co., Ltd.	6,346,698
107,800	Tosoh Corp.	2,066,248
33,219	Toyo Suisan Kaisha Ltd.	1,397,904
223,500	Toyota Boshoku Corp.	3,701,403
130,200	TS Tech Co., Ltd.	1,942,985
68,247	Tsumura & Co.	2,442,687
1,509,857	Yamada Denki Co., Ltd.	8,157,327
133,746	Yamaha Motor Co., Ltd.	3,281,316
195,380	Yamazaki Baking Co., Ltd.	3,163,211
35,300	Yaoko Co., Ltd.	2,172,308
84,953	Zensho Holdings Co., Ltd.	2,176,488

		439,513,164

	Luxembourg - 0.4%
17,819	Eurofins Scientific SE*	1,707,037
97,352	Grand City Properties S.A.	2,443,963
54,183	RTL Group S.A.*	3,181,515

		7,332,515

	Netherlands - 4.3%
170,645	ASR Nederland N.V.	7,663,358
53,381	Exor N.V.	4,513,419
74,504	ING Groep N.V.	913,473
513,994	Koninklijke Ahold Delhaize N.V.	14,347,301
20,744	Koninklijke DSM N.V.	3,518,093
1,166,374	Koninklijke KPN N.V.	3,967,207
26,338	Koninklijke Philips N.V.*	1,506,737

The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Netherlands - 4.3% - (continued)
127,022	Koninklijke Vopak N.V.	$6,337,313
237,891	NN Group N.V.	11,656,239
115,799	Randstad N.V.	8,163,188
135,321	Signify N.V.*(2)	6,991,517
473,996	Stellantis N.V.	8,432,389
65,818	Wolters Kluwer N.V.	5,733,616

		83,743,850

	New Zealand - 1.1%
108,077	Chorus Ltd.	535,898
655,217	Contact Energy Ltd.	3,216,759
81,761	EBOS Group Ltd.	1,689,209
378,324	Fisher & Paykel Healthcare Corp. Ltd. Class C	8,505,194
163,116	Genesis Energy Ltd.	398,692
222,605	Infratil Ltd.	1,110,798
17,333	Mainfreight Ltd.	842,458
264,406	Mercury NZ Ltd.	1,203,649
104,316	Meridian Energy Ltd.	393,781
1,127,602	Spark New Zealand Ltd.*	3,529,824

		21,426,262

	Norway - 0.8%
85,189	Austevoll Seafood ASA	1,032,884
55,582	Kongsberg Gruppen ASA	1,276,198
542,311	Orkla ASA	5,326,323
30,734	Salmar ASA	2,124,217
302,770	Telenor ASA	5,337,982

		15,097,604

	Portugal - 0.3%
145,941	Galp Energia SGPS S.A.	1,701,522
252,840	Jeronimo Martins SGPS S.A.	4,264,285

		5,965,807

	Russia - 0.5%
796,969	Evraz plc	6,355,564
198,035	Polymetal International plc	3,878,485

		10,234,049

	Singapore - 1.8%
274,200	CapitaLand Ltd.	767,335
4,880,398	ComfortDelGro Corp. Ltd.	6,211,283
251,834	DBS Group Holdings Ltd.	5,396,175
223,800	Jardine Cycle & Carriage Ltd.	3,749,433
990,514	Oversea-Chinese Banking Corp. Ltd.	8,662,206
266,100	Singapore Exchange Ltd.	1,974,559
1,028,400	Singapore Technologies Engineering Ltd.	2,977,431
384,200	Venture Corp. Ltd.	5,736,121

		35,474,543

	Spain - 1.7%
26,593	Acciona S.A.	4,466,302
122,957	ACS Actividades de Construccion y Servicios S.A.	4,083,889
35,374	Ebro Foods S.A.	730,889
24,538	Grupo Catalana Occidente S.A.	980,543
264,815	Iberdrola S.A.	3,418,938
192,355	Inmobiliaria Colonial Socimi S.A.	1,866,247
2,437,033	Mapfre S.A.	5,086,897
255,834	Merlin Properties Socimi S.A. REIT	2,621,943
55,396	Naturgy Energy Group S.A.	1,360,734
269,022	Red Electrica Corp. S.A.	4,774,339
4,286	Vidrala S.A.	471,998
35,490	Viscofan S.A.	2,456,800
87,619	Zardoya Otis S.A.	561,233

		32,880,752

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Sweden - 4.2%
170,510	Axfood AB(1)	$4,084,587
56,201	Boliden AB	2,089,089
57,032	Bure Equity AB	1,962,943
284,652	Electrolux AB Class B	7,909,631
63,111	Essity AB Class B(1)	1,997,674
30,979	Getinge AB Class B	861,880
100,985	Holmen AB Class B	4,441,982
131,326	ICA Gruppen AB	6,433,487
180,437	Investor AB Class B	14,416,246
168,823	Kinnevik AB Class B*	8,223,931
51,054	L E Lundbergforetagen AB Class B*	2,792,762
357,053	Securitas AB Class B	6,083,128
180,918	Skanska AB Class B(1)	4,545,626
338,688	Swedbank AB Class A	5,980,070
13,742	Swedish Match AB	1,074,917
317,338	Swedish Orphan Biovitrum AB*	5,084,296
54,923	Telefonaktiebolaget LM Ericsson Class B	728,102
627,810	Telia Co. AB	2,724,786
18,686	Volvo AB Class B*	473,565

		81,908,702

	Switzerland - 7.2%
124,550	Adecco Group AG	8,421,996
11,448	Allreal Holding AG	2,315,996
5,278	ALSO Holding AG*	1,519,777
47,133	Baloise Holding AG	8,052,900
31,987	Banque Cantonale Vaudoise	3,133,615
22,198	BKW AG	2,424,645
7,421	Bucher Industries AG	3,797,432
18	Chocoladefabriken Lindt & Spruengli AG	1,654,359
260,391	Credit Suisse Group AG	2,739,618
39,847	DKSH Holding AG	3,071,667
71,596	Galenica AG(2)	4,488,300
52,252	Kuehne + Nagel International AG	14,973,558
58,562	Logitech International S.A.	6,168,875
40,593	Nestle S.A.	4,543,449
59,774	Novartis AG	5,129,837
27,841	PSP Swiss Property AG	3,407,834
40,842	Roche Holding AG	13,255,261
18,427	SFS Group AG	2,298,603
1,342	SGS S.A.	3,822,878
20,004	Swiss Life Holding AG	9,875,002
69,326	Swiss Prime Site AG	6,419,552
24,183	Swisscom AG	13,027,446
9,023	Tecan Group AG	4,020,875
413,265	UBS Group AG	6,426,322
12,500	Zurich Insurance Group AG	5,357,807

		140,347,604

	United Kingdom - 10.2%
225,768	Admiral Group plc	9,659,374
79,149	AstraZeneca plc	7,913,863
1,254,865	B&M European Value Retail S.A.	9,138,001
1,047,437	BAE Systems plc	7,298,004
14,405	Berkeley Group Holdings plc	882,233
938,205	BT Group plc*	2,003,796
99,371	Close Brothers Group plc	2,126,455
31,036	Computacenter plc	1,014,843
1,514,146	Direct Line Insurance Group plc	6,545,050
124,903	DS Smith plc*	702,584
204,780	Electrocomponents plc	2,805,573
56,796	Ferguson plc	6,792,372
121,878	Frasers Group plc*	774,859
8,087	Genus plc	542,038
529,442	GlaxoSmithKline plc	9,408,471
125,607	Halma plc	4,114,143

The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	United Kingdom - 10.2% - (continued)
245,796	Hikma Pharmaceuticals plc	$7,718,482
596,187	Howden Joinery Group plc*	6,029,361
395,928	HSBC Holdings plc*	2,311,781
321,589	IG Group Holdings plc	3,997,705
107,510	IMI plc	1,978,744
24,034	Intertek Group plc	1,857,608
2,162,161	Kingfisher plc*	9,495,317
356,396	Legal & General Group plc	1,372,390
308,982	Mondi plc	7,886,598
278,735	National Grid plc	3,322,692
404,916	Pearson plc(1)	4,310,642
483,264	Phoenix Group Holdings plc	4,895,349
126,710	RELX plc	3,180,009
156,472	Rio Tinto plc	11,981,589
1,698,654	Royal Mail plc*	11,825,976
155,082	Sage Group plc	1,311,188
68,022	Schroders plc	3,284,749
180,758	Segro plc REIT	2,338,298
45,560	Smith & Nephew plc	866,199
106,046	Spectris plc	4,867,791
17,600	Spirax-Sarco Engineering plc	2,768,231
44,070	SSE plc	884,689
1,091,273	Standard Chartered plc	7,520,621
402,944	Tate & Lyle plc	4,265,187
433,751	Tesco plc	1,369,545
100,393	Tritax Big Box plc REIT	248,630
29,098	Unilever plc	1,628,343
2,229,476	Vodafone Group plc	4,056,641
3,881,609	WM Morrison Supermarkets plc	9,771,033

		199,067,047

	Total Common Stocks (cost $1,717,124,607)	$1,940,541,518

PREFERRED STOCKS - 0.1%
	Germany - 0.1%
55,043	Fuchs Petrolub SE	2,642,022

	Total Preferred Stocks (cost $2,609,385)	$2,642,022

RIGHTS - 0.0%
	Australia - 0.0%
22,326	Computershare Ltd.*	25,847

	Italy - 0.0%
255,891	Snam S.p.A.	—

	Total Rights (cost $—)	$25,847

	Total Long-Term Investments (cost $1,719,733,992)	$1,943,209,387

SHORT-TERM INVESTMENTS - 2.2%
	Securities Lending Collateral - 2.1%
3,554,285	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	3,554,285
39,411,068	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	39,411,068

		42,965,353

	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
337,000	0.02%, 09/09/2021(4)(5)	336,962
111,000	0.02%, 09/09/2021(4)	110,988

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.2% - (continued)
	U.S. Treasury Securities - 0.1% - (continued)
	U.S. Treasury Bills - 0.1% - (continued)
188,000	0.03%, 06/24/2021(4)	$187,994
119,000	0.03%, 06/24/2021(4)	118,996
150,000	0.03%, 06/24/2021(4)	149,996
119,000	0.03%, 09/09/2021(4)	118,987

		1,023,923

	Total Short-Term Investments (cost $43,989,270)	$43,989,276

Total Investments (cost $1,763,723,262)	101.3%	$1,987,198,663
Other Assets and Liabilities	(1.3)%	(25,973,500)

Total Net Assets	100.0%	$1,961,225,163

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $28,133,237, representing 1.4% of net assets.

(3)	Current yield as of period end.

(4)	The rate shown represents current yield to maturity.

(5)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $336,962.

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	128	06/18/2021	$14,028,800	$(37,596)

Total futures contracts				$(37,596)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$164,298,673	$164,298,673	$—	$—
Austria	6,675,513	6,675,513	—	—
Belgium	28,017,911	28,017,911	—	—
Canada	212,717,803	212,717,803	—	—
China	11,638,520	11,638,520	—	—
Denmark	37,939,770	37,939,770	—	—
Finland	19,164,960	19,164,960	—	—
France	116,236,327	116,236,327	—	—
Germany	95,047,993	95,047,993	—	—
Hong Kong	92,560,202	92,560,202	—	—
Ireland	9,372,432	9,372,432	—	—
Israel	22,869,287	22,869,287	—	—
Italy	51,010,228	51,010,228	—	—
Japan	439,513,164	436,438,511	3,074,653	—
Luxembourg	7,332,515	7,332,515	—	—
Netherlands	83,743,850	83,743,850	—	—
New Zealand	21,426,262	21,426,262	—	—
Norway	15,097,604	15,097,604	—	—
Portugal	5,965,807	5,965,807	—	—
Russia	10,234,049	10,234,049	—	—
Singapore	35,474,543	35,474,543	—	—
Spain	32,880,752	32,880,752	—	—
Sweden	81,908,702	81,908,702	—	—
Switzerland	140,347,604	140,347,604	—	—
United Kingdom	199,067,047	199,067,047	—	—
Preferred Stocks	2,642,022	2,642,022	—	—
Rights	25,847	25,847	—	—
Short-Term Investments	43,989,276	42,965,353	1,023,923	—

Total	$1,987,198,663	$1,983,100,087	$4,098,576	$—

Liabilities
Futures Contracts(2)	$(37,596)	$(37,596)	$—	$—

Total	$(37,596)	$(37,596)	$—	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Diversified International ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 6.8%
835	AGL Energy Ltd.	$6,137
430	Ansell Ltd.	12,851
1,526	Australia & New Zealand Banking Group Ltd.	32,753
1,421	BHP Group Ltd.	49,028
1,409	BlueScope Steel Ltd.	20,766
1,756	BWP Trust REIT	5,283
29	CSL Ltd.	5,846
3,617	Dexus REIT	26,860
3,300	Fortescue Metals Group Ltd.	50,244
913	JB Hi-Fi Ltd.	36,007
885	Mineral Resources Ltd.	25,628
237	Sonic Healthcare Ltd.	6,334
842	Washington H Soul Pattinson & Co., Ltd.	20,253
916	Wesfarmers Ltd.	36,746
1,283	Woolworths Group Ltd.	39,938

		374,674

	Austria - 0.3%
89	Mayr Melnhof Karton AG	18,347

	Belgium - 1.3%
36	Ackermans & van Haaren N.V.	5,737
743	Ageas S.A.	45,025
396	Etablissements Franz Colruyt N.V.	23,671

		74,433

	Brazil - 0.6%
3,100	Telefonica Brasil S.A.	24,298
500	Vale S.A.	8,681

		32,979

	Canada - 4.0%
218	Alimentation Couche-Tard, Inc. Class B	7,028
396	Bank of Montreal	35,295
100	Bank of Nova Scotia	6,255
300	Barrick Gold Corp.	5,951
400	Canadian Solar, Inc.*	19,852
1,082	Empire Co., Ltd. Class A	33,729
100	Finning International, Inc.	2,543
100	George Weston Ltd.	8,854
53	Great-West Lifeco, Inc.	1,410
1,300	Kinross Gold Corp.	8,657
478	Loblaw Cos., Ltd.	26,698
525	Manulife Financial Corp.	11,291
253	Power Corp. of Canada	6,649
395	Royal Bank of Canada	36,415
100	TC Energy Corp.(1)	4,584
100	Toronto-Dominion Bank	6,521

		221,732

	Chile - 0.0%
228	Empresa Nacional de Telecomunicaciones S.A.	1,436

	China - 6.9%
25	Baidu, Inc. ADR*	5,439
123,000	Bank of China Ltd. Class H	46,830
47,000	Bank of Communications Co., Ltd. Class H	29,925
38,000	China CITIC Bank Corp. Ltd. Class H	19,307
15,000	China Construction Bank Corp. Class H	12,618
23,000	China Everbright Bank Co., Ltd. Class H	10,029
4,000	China Life Insurance Co., Ltd. Class H	8,263
17,500	China Minsheng Banking Corp. Ltd. Class H	10,152
2,000	China National Building Material Co., Ltd. Class H	2,886
1,000	China Pacific Insurance Group Co., Ltd. Class H	3,942
36,000	China Petroleum & Chemical Corp. Class H	19,171
3,000	China Railway Group Ltd. Class H	1,586
1,200	China Vanke Co., Ltd. Class H	4,700
19,000	Great Wall Motor Co., Ltd. Class H	52,666

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	China - 6.9% - (continued)
9,000	Industrial & Commercial Bank of China Ltd. Class H	$6,460
300	JD.com, Inc. ADR*	25,299
6,500	Kerry Logistics Network Ltd.	19,480
28,000	Lenovo Group Ltd.	39,833
1,500	Li Ning Co., Ltd.	9,743
2,000	PICC Property & Casualty Co., Ltd. Class H	1,734
2,000	Ping An Insurance Group Co., of China Ltd. Class H	23,809
239	Vipshop Holdings Ltd. ADR*	7,137
8,000	Weichai Power Co., Ltd. Class H	19,757
4,400	Yangzijiang Shipbuilding Holdings Ltd.	4,192

		384,958

	Denmark - 1.2%
102	Coloplast A/S Class B	15,374
740	Novo Nordisk A/S Class B	50,256

		65,630

	Finland - 0.4%
106	Kone Oyj Class B	8,679
12	Neste Oyj	638
275	Orion Oyj Class B	11,044

		20,361

	France - 3.4%
1,216	Bouygues S.A.	48,863
189	Carrefour S.A.	3,431
111	Cie de Saint-Gobain*	6,565
93	Cie Generale des Etablissements Michelin SCA	13,952
3,258	Electricite de France S.A.*	43,805
20	Faurecia SE*	1,068
10	L’Oreal S.A.	3,841
201	Orange S.A.	2,482
369	Sanofi	36,538
104	Schneider Electric SE	15,920
253	Suez	5,370
165	Vivendi S.A.	5,430

		187,265

	Germany - 2.8%
121	Allianz SE	30,867
463	Deutsche Post AG	25,423
1,265	Deutsche Telekom AG	25,528
413	Deutsche Wohnen SE	19,309
68	Fresenius Medical Care AG & Co. KGaA	5,013
43	Lanxess AG	3,177
260	Merck KGaA	44,553

		153,870

	Hong Kong - 3.6%
2,000	CK Asset Holdings Ltd.	12,142
1,500	CK Hutchison Holdings Ltd.	11,953
2,000	Dairy Farm International Holdings Ltd.	8,620
1,000	Henderson Land Development Co., Ltd.	4,489
8,500	Kerry Properties Ltd.	27,388
1,500	Orient Overseas International Ltd.	22,091
2,000	SITC International Holdings Co., Ltd.	6,779
1,500	Sun Hung Kai Properties Ltd.	22,728
500	Techtronic Industries Co., Ltd.	8,554
6,400	VTech Holdings Ltd.	57,625
15,500	WH Group Ltd.(2)	12,560
2,000	Xinyi Glass Holdings Ltd.	6,534

		201,463

	India - 0.4%
127	Dr. Reddy’s Laboratories Ltd. ADR	7,797
641	Infosys Ltd. ADR	11,999

		19,796

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Indonesia - 2.4%
50,300	Adaro Energy Tbk PT	$4,069
17,200	Astra International Tbk PT	6,246
2,500	Bank Negara Indonesia Persero Tbk PT	985
182,200	Bukit Asam Tbk PT	32,865
35,800	Indo Tambangraya Megah Tbk PT	28,159
35,900	Indofood Sukses Makmur Tbk PT	16,313
58,600	Telekomunikasi Indonesia Persero Tbk PT	13,798
20,300	United Tractors Tbk PT	30,922

		133,357

	Israel - 2.6%
2,185	Airport City Ltd.*	30,744
28,351	Bezeq The Israeli Telecommunication Corp. Ltd.*	30,360
94	Check Point Software Technologies Ltd.*	10,525
144	Danel Adir Yeoshua Ltd.	23,668
62	Fox Wizel Ltd.	7,082
6,211	Mivne Real Estate KD Ltd.	15,295
265	Rami Levy Chain Stores Hashikma Marketing Ltd.	17,252
1,065	Shufersal Ltd.	8,776

		143,702

	Italy - 1.5%
2,844	Enel S.p.A.	28,388
461	Prysmian S.p.A.	15,014
13,884	UnipolSai Assicurazioni S.p.A.	41,839

		85,241

	Japan - 14.9%
200	Aeon Co., Ltd.	5,971
500	Alfresa Holdings Corp.	9,652
2,400	Astellas Pharma, Inc.	36,967
100	Azbil Corp.	4,312
400	Bridgestone Corp.	16,199
1,600	Brother Industries Ltd.	35,461
100	Canon, Inc.	2,265
100	Chugai Pharmaceutical Co., Ltd.	4,062
400	Daiwa House Industry Co., Ltd.	11,732
300	Fujitsu Ltd.	43,439
700	Hitachi Ltd.	31,700
1,200	Honda Motor Co., Ltd.	36,043
200	Hoya Corp.	23,538
1,400	ITOCHU Corp.	45,446
900	Iwatani Corp.	55,629
2,400	K’s Holdings Corp.	33,035
1,400	Kajima Corp.	19,904
1,500	KDDI Corp.	46,086
100	M3, Inc.	6,852
100	MEIJI Holdings Co., Ltd.	6,443
600	Mitsubishi Corp.	16,995
1,600	Mitsubishi Electric Corp.	24,420
400	Mitsui & Co., Ltd.	8,333
100	Mitsui Chemicals, Inc.	3,163
200	NEC Corp.	11,801
500	Nihon Kohden Corp.	14,615
1,400	Nippon Telegraph & Telephone Corp.	36,007
500	ORIX Corp.	8,452
1,100	Osaka Gas Co., Ltd.	21,472
2,600	Panasonic Corp.	33,494
500	Penta-Ocean Construction Co., Ltd.	3,932
1,200	Sanwa Holdings Corp.	15,736
100	Sawai Pharmaceutical Co., Ltd.	4,860
400	Sekisui Chemical Co., Ltd.	7,692
400	Sekisui House Ltd.	8,594
800	Seven & i Holdings Co., Ltd.	32,311
100	Shimamura Co., Ltd.	11,557
100	Sompo Holdings, Inc.	3,839

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 14.9% - (continued)
100	Subaru Corp.	$1,995
800	Sumitomo Forestry Co., Ltd.	17,274
200	Taisei Corp.	7,729
200	Toho Gas Co., Ltd.	12,362
400	Tokio Marine Holdings, Inc.	19,059
900	Tokyo Gas Co., Ltd.	20,057
200	Tsumura & Co.	7,158

		827,643

	Luxembourg - 0.2%
169	RTL Group S.A.*	9,923

	Malaysia - 2.5%
8,800	Aeon Co. M Bhd	2,738
16,600	Alliance Bank Malaysia Bhd*	10,609
28,800	AMMB Holdings Bhd	20,351
18,900	CIMB Group Holdings Bhd	19,782
14,000	DiGi.Com Bhd	12,290
16,000	Malayan Banking Bhd	31,834
100	Petronas Dagangan Bhd	483
2,000	Petronas Gas Bhd	7,717
15,300	RHB Bank Bhd	19,815
2,900	TIME dotCom Bhd	10,001

		135,620

	Mexico - 0.7%
15,500	America Movil S.A.B. de C.V. Class L	10,553
5,400	Coca-Cola Femsa S.A.B. de C.V.	24,809
1,700	Grupo Bimbo S.A.B. de C.V. Class A	3,564

		38,926

	Netherlands - 1.9%
127	Exor N.V.	10,738
1,906	Koninklijke Ahold Delhaize N.V.	53,203
438	NN Group N.V.	21,461
1,200	Stellantis N.V.	21,348

		106,750

	New Zealand - 2.2%
2,181	EBOS Group Ltd.	45,060
1,952	Fisher & Paykel Healthcare Corp. Ltd. Class C	43,883
11,203	Spark New Zealand Ltd.*	35,070

		124,013

	Norway - 0.9%
3,206	Europris ASA(2)	19,229
1,422	Orkla ASA	13,966
1,030	Telenor ASA	18,160

		51,355

	Philippines - 1.9%
680	Globe Telecom, Inc.	26,338
3,120	Manila Electric Co.	17,484
24,940	Metropolitan Bank & Trust Co.	22,814
1,595	PLDT, Inc.	40,124

		106,760

	Poland - 1.6%
783	Asseco Poland S.A.	13,414
45	Dino Polska S.A.*(2)	2,972
1,439	Polski Koncern Naftowy ORLEN S.A.	23,142
19,725	Polskie Gornictwo Naftowe i Gazownictwo S.A.	30,062
2,009	Powszechny Zaklad Ubezpieczen S.A.*	17,361

		86,951

	Russia - 0.4%
2,973	Evraz plc	23,709

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Singapore - 1.1%
1,100	DBS Group Holdings Ltd.	$23,570
300	Haw Par Corp. Ltd.	2,936
3,200	Oversea-Chinese Banking Corp. Ltd.	27,985
500	Venture Corp. Ltd.	7,465

		61,956

	South Africa - 0.8%
2,097	Absa Group Ltd.	17,907
207	Kumba Iron Ore Ltd.	8,530
1,569	Shoprite Holdings Ltd.	16,695

		43,132

	South Korea - 7.0%
442	Daesang Corp.	9,822
400	Daesung Holdings Co., Ltd.	10,267
135	E-Mart, Inc.	20,398
125	GS Engineering & Construction Corp.	4,749
345	GS Home Shopping, Inc.	45,756
495	Handsome Co., Ltd.	17,758
13	Hankook Tire & Technology Co., Ltd.	563
16	Huons Co., Ltd.	793
65	Hyundai Glovis Co., Ltd.	10,769
530	Hyundai Home Shopping Network Corp.	37,886
344	Hyundai Marine & Fire Insurance Co., Ltd.	7,447
20	INTOPS Co., Ltd.	543
734	JB Financial Group Co., Ltd.	4,248
274	KEPCO Plant Service & Engineering Co., Ltd.	7,626
149	Kia Motors Corp.	10,914
651	Kolon Global Corp.	12,252
4,784	Korea Asset In Trust Co., Ltd.	19,762
2,389	Korean Reinsurance Co.	17,858
59	KT&G Corp.	4,244
183	LG Electronics, Inc.	24,255
3,606	LG Uplus Corp.	39,031
60	LOTTE Fine Chemical Co., Ltd.	3,112
13	NongShim Co., Ltd.	3,257
18	S-1 Corp.	1,299
685	Samsung Electronics Co., Ltd.	49,268
43	SK Telecom Co., Ltd.	10,448
240	Spigen Korea Co., Ltd.	12,851
32	Woongjin Coway Co., Ltd.	1,852

		389,028

	Spain - 0.3%
1,083	Iberdrola S.A.	13,982

	Sweden - 3.2%
153	Axfood AB(1)	3,665
337	Electrolux AB Class B	9,364
218	Holmen AB Class B	9,589
11	ICA Gruppen AB	539
750	Investor AB Class B	59,922
661	Kinnevik AB Class B*	32,200
742	L E Lundbergforetagen AB Class B*	40,589
146	Securitas AB Class B	2,488
121	Skanska AB Class B(1)	3,040
60	Swedbank AB Class A	1,059
97	Telefonaktiebolaget LM Ericsson Class B	1,286
420	Volvo AB Class B*(1)	10,644

		174,385

	Switzerland - 2.6%
636	Credit Suisse Group AG	6,691
107	Kuehne + Nagel International AG	30,662
16	Nestle S.A.	1,791
163	Roche Holding AG	52,902
36	Swiss Life Holding AG	17,771

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Switzerland - 2.6% - (continued)
32	Swisscom AG	$17,239
1,171	UBS Group AG	18,209

		145,265

	Taiwan - 6.7%
3,000	Asustek Computer, Inc.	39,165
22,000	Cheng Loong Corp.	26,909
5,000	Chicony Electronics Co., Ltd.	17,786
3,000	ChipMOS Technologies, Inc.	4,652
10,000	Compal Electronics, Inc.	9,358
11,000	Coretronic Corp.	21,975
2,000	Elitegroup Computer Systems Co., Ltd.*	2,176
1,000	Feng Hsin Steel Co., Ltd.	2,495
2,000	Getac Technology Corp.	4,108
4,000	Great Wall Enterprise Co., Ltd.	7,654
9,800	Hon Hai Precision Industry Co., Ltd.	42,589
12,000	Lite-On Technology Corp.	26,412
5,000	Nantex Industry Co., Ltd.	19,276
13,000	Pegatron Corp.	33,761
12,000	Pou Chen Corp.	13,879
6,000	Qisda Corp.	7,202
2,000	Radiant Opto-Electronics Corp.	8,902
11,000	Sanyang Motor Co., Ltd.	11,951
6,000	Sigurd Microelectronics Corp.	10,998
55	Silicon Motion Technology Corp. ADR	3,266
3,000	Sino-American Silicon Products, Inc.	17,769
7,000	United Microelectronics Corp.	12,316
6,000	Wan Hai Lines Ltd.	11,587
14,000	Wistron Corp.	16,437

		372,623

	Thailand - 2.8%
3,600	Advanced Info Service PCL NVDR	19,987
2,600	Bangkok Bank PCL NVDR	10,483
21,400	Bank of Ayudhya PCL NVDR	25,680
46,200	Krung Thai Bank PCL NVDR	18,036
128,100	Noble Development PCL NVDR	34,843
2,900	PTT PCL NVDR	3,805
11,600	Siam Makro PCL NVDR	14,106
20,400	Supalai PCL NVDR	13,970
21,200	United Paper PCL NVDR	13,297

		154,207

	Turkey - 1.8%
5,079	AG Anadolu Grubu Holding AS	13,796
353	Arcelik A.S.*	1,427
13,853	Dogan Sirketler Grubu Holding AS	5,406
28,798	Goodyear Lastikleri AS*	27,036
23,074	Haci Omer Sabanci Holding AS	23,977
9,420	Koza Anadolu Metal Madencilik Isletmeleri AS*	15,878
2,391	Turk Telekomunikasyon AS	1,959
14,239	Turkiye Garanti Bankasi A.S.*	11,510

		100,989

	United Kingdom - 7.1%
396	Admiral Group plc	16,943
109	Anglo American plc	4,275
239	Ashtead Group plc	14,268
174	AstraZeneca plc	17,398
2,224	B&M European Value Retail S.A.	16,195
210	Ferguson plc	25,114
1,457	GlaxoSmithKline plc	25,892
920	Hikma Pharmaceuticals plc	28,890
475	Howden Joinery Group plc*	4,804
2,117	IG Group Holdings plc	26,317
4,846	Kingfisher plc*	21,282
3,908	Legal & General Group plc	15,049

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	United Kingdom - 7.1% - (continued)
737	Mondi plc	$18,811
585	National Grid plc	6,973
176	RELX plc	4,417
627	Rio Tinto plc	48,011
5,978	Royal Mail plc*	41,619
384	Spectris plc	17,627
1,558	Standard Chartered plc	10,737
106	Unilever plc	5,932
9,913	Vodafone Group plc	18,037
2,529	WM Morrison Supermarkets plc	6,366

		394,957

	Total Common Stocks (cost $4,823,600)	$5,481,418

PREFERRED STOCKS - 0.5%
	Brazil - 0.2%
3,100	Itau S.A.	5,669
1,500	Itau Unibanco Holding S.A.	7,435

		13,104

	Chile - 0.3%
5,851	Embotelladora Andina S.A. Class B	15,556

	Total Preferred Stocks (cost $27,589)	$28,660

	Total Long-Term Investments (cost $4,851,189)	$5,510,078

SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
1,594	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(3)	1,594
17,678	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(3)	17,678

		19,272

	Total Short-Term Investments (cost $19,272)	$19,272

Total Investments (cost $4,870,461)	99.7%	$5,529,350
Other Assets and Liabilities	0.3%	18,943

Total Net Assets	100.0%	$5,548,293

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $34,761, representing 0.6% of net assets.

(3)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Diversified International ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$374,674	$374,674	$—	$—
Austria	18,347	18,347	—	—
Belgium	74,433	74,433	—	—
Brazil	32,979	32,979	—	—
Canada	221,732	221,732	—	—
Chile	1,436	1,436	—	—
China	384,958	384,958	—	—
Denmark	65,630	65,630	—	—
Finland	20,361	20,361	—	—
France	187,265	187,265	—	—
Germany	153,870	153,870	—	—
Hong Kong	201,463	201,463	—	—
India	19,796	19,796	—	—
Indonesia	133,357	133,357	—	—
Israel	143,702	143,702	—	—
Italy	85,241	85,241	—	—
Japan	827,643	822,783	4,860	—
Luxembourg	9,923	9,923	—	—
Malaysia	135,620	135,620	—	—
Mexico	38,926	38,926	—	—
Netherlands	106,750	106,750	—	—
New Zealand	124,013	124,013	—	—
Norway	51,355	51,355	—	—
Philippines	106,760	106,760	—	—
Poland	86,951	86,951	—	—
Russia	23,709	23,709	—	—
Singapore	61,956	61,956	—	—
South Africa	43,132	43,132	—	—
South Korea	389,028	389,028	—	—
Spain	13,982	13,982	—	—
Sweden	174,385	174,385	—	—
Switzerland	145,265	145,265	—	—
Taiwan	372,623	372,623	—	—
Thailand	154,207	154,207	—	—
Turkey	100,989	100,989	—	—
United Kingdom	394,957	394,957	—	—
Preferred Stocks	28,660	28,660	—	—
Short-Term Investments	19,272	19,272	—	—

Total	$5,529,350	$5,524,490	$4,860	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7%
	Brazil - 2.7%
8,331	B3 S.A. - Brasil Bolsa Balcao	$80,638
8,168	Banco do Brasil S.A.	44,075
12,746	BB Seguridade Participacoes S.A.	54,774
21,400	Cia Energetica de Minas Gerais	49,414
18,600	Cia Siderurgica Nacional S.A.	124,923
6,539	Equatorial Energia S.A.	28,738
40,445	Telefonica Brasil S.A.	317,009
22,493	Vale S.A.	390,508

		1,090,079

	Cayman Islands - 0.1%
4,000	Wuxi Biologics Cayman, Inc.*(1)	50,087

	Chile - 2.2%
1,980,435	Banco de Chile	234,129
2,552,353	Banco Santander Chile	159,877
1,144	Cia Cervecerias Unidas S.A.	10,061
408,979	Colbun S.A.	79,815
18,535	Empresas CMPC S.A.	59,676
13,683	Empresas COPEC S.A.	169,476
1,134,179	Enel Americas S.A.	189,609

		902,643

	China - 21.7%
402,000	Agricultural Bank of China Ltd. Class H	160,811
6,900	Alibaba Group Holding Ltd.*	195,255
13,000	Anhui Conch Cement Co., Ltd. Class H	84,527
9,000	ANTA Sports Products Ltd.	146,789
813	Baidu, Inc. ADR*	176,868
1,044,000	Bank of China Ltd. Class H	397,487
507,000	Bank of Communications Co., Ltd. Class H	322,807
9,500	BYD Co., Ltd. Class H	201,500
605,000	China CITIC Bank Corp. Ltd. Class H	307,385
1,000	China Conch Venture Holdings Ltd.	4,701
489,000	China Construction Bank Corp. Class H	411,355
551,000	China Everbright Bank Co., Ltd. Class H	240,260
43,000	China Life Insurance Co., Ltd. Class H	88,827
86,000	China Longyuan Power Group Corp. Ltd. Class H	116,813
26,000	China Mengniu Dairy Co., Ltd.*	148,821
22,500	China Merchants Bank Co., Ltd. Class H	171,765
372,000	China Minsheng Banking Corp. Ltd. Class H	215,799
48,000	China Pacific Insurance Group Co., Ltd. Class H	189,235
464,000	China Petroleum & Chemical Corp. Class H	247,086
292,000	China Railway Group Ltd. Class H	154,367
8,500	China Shenhua Energy Co., Ltd. Class H	17,515
51,900	China Vanke Co., Ltd. Class H	203,276
56,071	Country Garden Holdings Co., Ltd.	71,978
7,400	ENN Energy Holdings Ltd.	118,694
82,000	Fosun International Ltd.	114,755
48,400	Fuyao Glass Industry Group Co., Ltd. Class H(1)	287,930
22,000	Geely Automobile Holdings Ltd.	55,973
139,000	Great Wall Motor Co., Ltd. Class H	385,294
264,000	Guangzhou Automobile Group Co., Ltd. Class H	221,742
339,000	Industrial & Commercial Bank of China Ltd. Class H	243,312
4,153	JD.com, Inc. ADR*	350,223
302,000	Lenovo Group Ltd.	429,628
53,500	Li Ning Co., Ltd.	347,517
11,000	Longfor Properties Co., Ltd.(1)	72,867
364	NetEase, Inc. ADR	37,587
13,100	New China Life Insurance Co., Ltd. Class H	50,719
1,818	New Oriental Education & Technology Group, Inc. ADR*	25,452
248,000	PetroChina Co., Ltd. Class H	89,637
66,000	PICC Property & Casualty Co., Ltd. Class H	57,218
26,500	Ping An Insurance Group Co., of China Ltd. Class H	315,466
96,000	Postal Savings Bank of China Co., Ltd. Class H(1)	71,743

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	China - 21.7% - (continued)
28,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	$55,248
9,500	Shenzhou International Group Holdings Ltd.	196,856
3,200	Tencent Holdings Ltd.	251,079
24,000	Tingyi Cayman Islands Holding Corp.	44,083
5,267	Vipshop Holdings Ltd. ADR*	157,273
26,000	Weichai Power Co., Ltd. Class H	64,210
112,000	Xinyi Solar Holdings Ltd.	184,111
2,564	Yum China Holdings, Inc.	151,814
94,000	Zijin Mining Group Co., Ltd. Class H	115,589
69,800	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	99,657
429	ZTO Express Cayman, Inc. ADR	12,505

		8,883,409

	Hong Kong - 0.2%
4,000	China Resources Beer Holdings Co., Ltd.	31,359
10,000	China Resources Gas Group Ltd.	55,438
8,000	Guangdong Investment Ltd.	13,027

		99,824

	India - 4.5%
783	Axis Bank Ltd. GDR*	37,428
4,542	Dr. Reddy’s Laboratories Ltd. ADR	278,833
3,415	HDFC Bank Ltd. ADR*	265,311
11,160	ICICI Bank Ltd. ADR*	178,895
22,763	Infosys Ltd. ADR	426,123
4,414	Reliance Industries Ltd. GDR(1)	244,094
1,848	State Bank of India GDR*	91,661
42,372	Wipro Ltd. ADR	268,639
1,003	WNS Holdings Ltd. ADR*	72,657

		1,863,641

	Indonesia - 3.9%
167,700	Adaro Energy Tbk PT	13,566
759,400	Astra International Tbk PT	275,789
3,100	Bank Central Asia Tbk PT	6,632
132,200	Bank Mandiri Persero Tbk PT	55,975
269,000	Bank Rakyat Indonesia Persero Tbk PT	81,487
975,600	Bukit Asam Tbk PT	175,977
334,500	Harum Energy Tbk PT*	112,383
210,100	Indo Tambangraya Megah Tbk PT	165,259
143,100	Indofood Sukses Makmur Tbk PT	65,023
671,600	Merdeka Copper Gold Tbk PT*	99,411
1,205,300	Telekomunikasi Indonesia Persero Tbk PT	283,795
164,900	United Tractors Tbk PT	251,182

		1,586,479

	Malaysia - 3.9%
178,400	CIMB Group Holdings Bhd	186,725
241,700	DiGi.Com Bhd	212,176
34,500	Hartalega Holdings Bhd	74,300
28,200	Hong Leong Bank Bhd	127,177
139,000	Malayan Banking Bhd	276,558
9,600	Malaysian Pacific Industries Bhd	90,061
6,100	Maxis Bhd	6,649
46,000	Petronas Chemicals Group Bhd	88,750
50,800	Petronas Gas Bhd	196,021
40,500	Public Bank Bhd	41,023
33,600	Tenaga Nasional Bhd	82,005
41,900	TIME dotCom Bhd	144,500
74,500	Top Glove Corp. Bhd	81,211

		1,607,156

	Mexico - 4.6%
567,153	America Movil S.A.B. de C.V. Class L	386,131
46,446	Coca-Cola Femsa S.A.B. de C.V.	213,383

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Mexico - 4.6% - (continued)
22,065	El Puerto de Liverpool S.A.B. de C.V. Class C1	$77,603
21,964	Fomento Economico Mexicano S.A.B. de C.V.	165,316
6,126	Gruma S.A.B. de C.V. Class B	72,456
61,200	Grupo Bimbo S.A.B. de C.V. Class A	128,320
2,360	Grupo Elektra S.A.B. de C.V.	158,466
22,402	Grupo Financiero Banorte S.A.B. de C.V. Class O*	126,186
47,500	Grupo Mexico S.A.B. de C.V. Class B	250,124
92,582	Wal-Mart de Mexico S.A.B. de C.V.	292,083

		1,870,068

	Philippines - 2.1%
6,265	Ayala Corp.	95,516
35,670	BDO Unibank, Inc.	74,959
5,180	Globe Telecom, Inc.	200,637
15,830	Manila Electric Co.	88,710
96,500	Metropolitan Bank & Trust Co.	88,274
10,155	PLDT, Inc.	255,457
3,085	SM Investments Corp.	61,017

		864,570

	Poland - 2.6%
6,221	Asseco Poland S.A.	106,573
752	Cyfrowy Polsat S.A.	5,633
3,237	Dino Polska S.A.*(1)	213,776
1,479	KGHM Polska Miedz S.A.*	71,289
15,525	Polski Koncern Naftowy ORLEN S.A.	249,675
81,549	Polskie Gornictwo Naftowe i Gazownictwo S.A.	124,287
8,533	Powszechna Kasa Oszczednosci Bank Polski S.A.*	70,777
25,569	Powszechny Zaklad Ubezpieczen S.A.*	220,959

		1,062,969

	Russia - 3.3%
30,668	Gazprom PJSC ADR	182,904
1,606	LUKOIL PJSC ADR	129,861
6,018	Magnit PJSC GDR	90,210
9,414	Magnitogorsk Iron & Steel Works PJSC GDR	97,529
7,016	MMC Norilsk Nickel PJSC ADR	218,759
2,958	Mobile TeleSystems PJSC ADR	24,670
958	Novolipetsk Steel PJSC GDR	30,541
6,225	PhosAgro PJSC GDR	108,439
252	Polyus PJSC GDR	23,197
15,375	Sberbank of Russia PJSC ADR	236,852
9,877	Severstal PAO GDR	199,318

		1,342,280

	South Africa - 2.1%
13,202	Absa Group Ltd.	112,733
26,610	FirstRand Ltd.	93,024
3,506	Kumba Iron Ore Ltd.	144,478
21,313	Shoprite Holdings Ltd.	226,781
2,121	SPAR Group Ltd.	27,275
9,093	Standard Bank Group Ltd.	77,239
20,253	Vodacom Group Ltd.	173,175

		854,705

	South Korea - 17.0%
1,174	Cheil Worldwide, Inc.	22,043
463	Chong Kun Dang Pharmaceutical Corp.	56,456
12	CJ CheilJedang Corp.	4,358
345	Com2uSCorp	51,518
2,708	Daesang Corp.	60,178
9,545	Daesung Holdings Co., Ltd.	245,003
2,852	Danawa Co., Ltd.	84,168
304	DI Dong Il Corp.	46,067
3,058	DongKook Pharmaceutical Co., Ltd.	75,656
1,323	DoubleUGames Co., Ltd.	80,076
1,041	E-Mart, Inc.	157,288

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	South Korea - 17.0% - (continued)
711	Gravity Co., Ltd. ADR*	$81,765
1,514	GS Engineering & Construction Corp.	57,523
2,615	GS Home Shopping, Inc.	346,818
1,199	Hana Financial Group, Inc.	45,343
11,132	Hancom, Inc.*	174,099
3,156	Handsome Co., Ltd.	113,217
3,262	Hankook Tire & Technology Co., Ltd.	141,375
8,282	Hanon Systems	129,160
30	Hansol Chemical Co., Ltd.	6,388
3,960	Huchems Fine Chemical Corp.	76,278
61	Huons Co., Ltd.	3,024
599	Hyundai Glovis Co., Ltd.	99,238
4,034	Hyundai Home Shopping Network Corp.	288,359
4,000	Hyundai Marine & Fire Insurance Co., Ltd.	86,592
70	Hyundai Motor Co.	13,484
7,525	INTOPS Co., Ltd.	204,457
21,031	JB Financial Group Co., Ltd.	121,717
1,406	JoyCity Corp.*	11,790
1,833	KC Co., Ltd.	44,135
2,542	Kia Motors Corp.	186,200
3,173	Kolon Global Corp.	59,717
547	KoMiCo Ltd.	31,029
48,926	Korea Asset In Trust Co., Ltd.	202,102
1,117	Korea Ratings Corp.	87,445
16,982	Korean Reinsurance Co.	126,943
1,843	KT&G Corp.	132,556
236	LEENO Industrial, Inc.	32,634
147	LG Chem Ltd.	104,559
2,099	LG Electronics, Inc.	278,197
24,163	LG Uplus Corp.	261,539
673	LOTTE Fine Chemical Co., Ltd.	34,906
6,804	Meritz Fire & Marine Insurance Co., Ltd.	116,331
744	NAVER Corp.	247,836
46	NCSoft Corp.	35,483
774	NICE Information Service Co., Ltd.	17,337
336	NongShim Co., Ltd.	84,167
304	Park Systems Corp.	35,994
409	Pearl Abyss Corp.*	111,343
136	POSCO	38,454
5,581	Posco ICT Co., Ltd.	36,245
905	S-1 Corp.	65,331
253	Samsung Electro-Mechanics Co., Ltd.	41,915
5,363	Samsung Electronics Co., Ltd.	385,728
309	Samsung SDI Co., Ltd.	180,199
2,312	Samsung Securities Co., Ltd.	80,591
768	Sebang Global Battery Co., Ltd.	52,863
881	Silicon Works Co., Ltd.	58,850
2,988	SK Hynix, Inc.	349,821
112	SK Materials Co., Ltd.	30,777
1,024	SK Telecom Co., Ltd.	248,818
2,352	Spigen Korea Co., Ltd.	125,939
10,541	Ssangyong Cement Industrial Co., Ltd.	71,531
576	Woongjin Coway Co., Ltd.	33,336
1,095	Yuhan Corp.	60,954

		6,975,243

	Taiwan - 17.4%
9,000	Accton Technology Corp.	87,057
86,000	Acer, Inc.	94,792
2,000	Advantech Co., Ltd.	24,813
9,000	Ardentec Corp.	14,194
24,000	Asia Vital Components Co., Ltd.	57,365
21,000	Asustek Computer, Inc.	274,156
125,000	Chang Wah Electromaterials, Inc.	178,521
161,000	Cheng Loong Corp.	196,926
27,000	Cheng Uei Precision Industry Co., Ltd.	45,468

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Taiwan - 17.4% - (continued)
58,431	Chicony Electronics Co., Ltd.	$207,856
4,000	Chipbond Technology Corp.	10,893
42,000	ChipMOS Technologies, Inc.	65,135
10,000	Chung-Hsin Electric & Machinery Manufacturing Corp.	18,505
35,000	Chunghwa Telecom Co., Ltd.	136,772
254,000	Compal Electronics, Inc.	237,683
107,000	Coretronic Corp.	213,753
16,000	Delta Electronics, Inc.	161,497
30,000	Elite Semiconductor Microelectronics Technology, Inc.	109,347
149,000	Elitegroup Computer Systems Co., Ltd.*	162,144
52,000	Everlight Electronics Co., Ltd.	84,197
18,000	Far EasTone Telecommunications Co., Ltd.	40,437
54,000	Feng Hsin Steel Co., Ltd.	134,749
3,000	FocalTech Systems Co., Ltd.*	19,031
76,000	Getac Technology Corp.	156,086
13,000	Gold Circuit Electronics Ltd.*	25,606
14,000	Great Wall Enterprise Co., Ltd.	26,790
39,000	Greatek Electronics, Inc.	97,046
99,224	Hon Hai Precision Industry Co., Ltd.	431,212
60,000	Inventec Corp.	56,776
11,000	Kenda Rubber Industrial Co., Ltd.	17,001
9,000	King Yuan Electronics Co., Ltd.	12,996
110,245	Lite-On Technology Corp.	242,645
1,000	Lotes Co., Ltd.	17,506
7,000	Micro-Star International Co., Ltd.	42,687
70,000	Nantex Industry Co., Ltd.	269,863
11,000	Novatek Microelectronics Corp.	221,673
91,000	Pegatron Corp.	236,326
38,000	Pou Chen Corp.	43,949
2,000	President Chain Store Corp.	19,066
11,000	Primax Electronics Ltd.	24,519
213,000	Qisda Corp.	255,678
28,000	Quanta Computer, Inc.	96,169
21,000	Radiant Opto-Electronics Corp.	93,471
205,000	Sanyang Motor Co., Ltd.	222,725
71,534	Sigurd Microelectronics Corp.	131,119
2,000	Simplo Technology Co., Ltd.	26,005
25,000	Sino-American Silicon Products, Inc.	148,074
104,000	Synnex Technology International Corp.	198,647
7,000	Taiwan Mobile Co., Ltd.	24,091
18,000	Taiwan Semiconductor Manufacturing Co., Ltd.	370,308
18,000	Topco Scientific Co., Ltd.	86,111
102,000	Tung Ho Steel Enterprise Corp.	159,258
2,000	TXC Corp.	7,185
154,000	United Microelectronics Corp.	270,942
10,000	Vanguard International Semiconductor Corp.	37,851
77,000	Wan Hai Lines Ltd.	148,695
24,000	Winbond Electronics Corp.	24,813
132,686	Wistron Corp.	155,784
7,000	Wistron NeWeb Corp.	18,277
10,000	WPG Holdings Ltd.	17,103
86,000	YFY, Inc.	94,943

		7,104,287

	Thailand - 5.1%
57,347	Advanced Info Service PCL NVDR	318,391
10,200	Bangkok Bank PCL NVDR	41,126
136,400	Bangkok Dusit Medical Services PCL NVDR	94,280
154,900	Bank of Ayudhya plc NVDR	185,880
30,700	CP ALL PCL NVDR*	68,031
13,600	Delta Electronics Thailand PCL NVDR	126,208
64,900	Intouch Holdings PCL NVDR	120,454
83,800	Krung Thai Bank PCL NVDR	32,716
719,100	Noble Development PCL NVDR	195,595
30,600	PTT Exploration & Production PCL NVDR	111,629
164,000	PTT PCL NVDR	215,168
14,600	Siam Cement PCL NVDR	186,413
112,500	Siam Makro PCL NVDR	136,800

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.7% - (continued)
	Thailand - 5.1% - (continued)
4,800	Sri Trang Agro-Industry PCL NVDR	$7,181
245,300	Supalai PCL NVDR	167,981
110,000	United Paper PCL NVDR	68,992

		2,076,845

	Turkey - 3.3%
14,332	AG Anadolu Grubu Holding AS	38,929
58,987	Aksa Enerji Uretim AS*	82,534
54,980	Arcelik AS*	222,278
23,546	BIM Birlesik Magazalar AS	200,858
120	EGE Endustri VE Ticaret AS	22,894
97,382	Enka Insaat ve Sanayi AS	93,190
183,575	Goodyear Lastikleri AS*	172,346
74,298	Haci Omer Sabanci Holding AS	77,204
31,666	Iskenderun Demir ve Celik AS	46,028
1,328	Tofas Turk Otomobil Fabrikasi AS	5,311
164,780	Turk Telekomunikasyon AS	134,990
172,935	Turkiye Garanti Bankasi AS*	139,790
16,487	Vestel Beyaz Esya Sanayi ve Ticaret AS	122,314

		1,358,666

	Total Common Stocks (cost $34,718,855)	$39,592,951

PREFERRED STOCKS - 2.7%
	Brazil - 2.1%
50,961	Banco Bradesco S.A.	241,755
35,853	Cia de Transmissao de Energia Eletrica Paulista	160,935
11,880	Cia Paranaense de Energia	15,011
57,071	Itau S.A.	104,372
70,161	Itau Unibanco Holding S.A.	347,759

		869,832

	Chile - 0.6%
38,388	Embotelladora Andina S.A. Class B	102,062
477	Sociedad Quimica y Minera de Chile S.A.*	1,911
2,563	Sociedad Quimica y Minera de Chile S.A. Series B	137,390

		241,363

	Total Preferred Stocks (cost $987,725)	$1,111,195

	Total Long-Term Investments (cost $35,706,580)	$40,704,146

SHORT-TERM INVESTMENTS - 0.1%
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
$6,000	0.02%, 06/24/2021(2)(3)	6,000
14,000	0.03%, 06/24/2021(2)(3)	13,999

		19,999

	Total Short-Term Investments (cost $19,999)	$19,999

Total Investments (cost $35,726,579)	99.5%	$40,724,145
Other Assets and Liabilities	0.5%	208,370

Total Net Assets	100.0%	$40,932,515

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At March 31, 2021, the aggregate value of these securities was $940,497, representing 2.3% of net assets.

(2)	The rate shown represents current yield to maturity.

(3)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $19,999.

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	3	06/18/2021	$198,375	$(1,687)

Total futures contracts				$(1,687)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$1,090,079	$1,090,079	$—	$—
Cayman Islands	50,087	50,087	—	—
Chile	902,643	902,643	—	—
China	8,883,409	8,883,409	—	—
Hong Kong	99,824	99,824	—	—
India	1,863,641	1,863,641	—	—
Indonesia	1,586,479	1,586,479	—	—
Malaysia	1,607,156	1,607,156	—	—
Mexico	1,870,068	1,870,068	—	—
Philippines	864,570	864,570	—	—
Poland	1,062,969	1,062,969	—	—
Russia	1,342,280	1,342,280	—	—
South Africa	854,705	854,705	—	—
South Korea	6,975,243	6,975,243	—	—
Taiwan	7,104,287	7,104,287	—	—
Thailand	2,076,845	2,076,845	—	—
Turkey	1,358,666	1,358,666	—	—
Preferred Stocks	1,111,195	1,111,195	—	—
Short-Term Investments	19,999	—	19,999	—

Total	$40,724,145	$40,704,146	$19,999	$—

Liabilities
Futures Contracts(2)	$(1,687)	$(1,687)	$—	$—

Total	$(1,687)	$(1,687)	$—	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Small Cap ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.0%
45	Patrick Industries, Inc.	$3,825

	Banks - 7.5%
126	Associated Banc-Corp.	2,689
9	Axos Financial, Inc.*	423
1,493	Bancorp, Inc.*	30,935
67	BancorpSouth Bank	2,176
64	Banner Corp.	3,413
548	Capitol Federal Financial, Inc.	7,258
200	Cathay General Bancorp	8,156
316	Central Pacific Financial Corp.	8,431
101	City Holding Co.	8,260
111	Community Trust Bancorp, Inc.	4,887
659	CVB Financial Corp.	14,557
3,263	First BanCorp	39,192
1,062	First Busey Corp.	27,240
334	First Financial Corp.	15,033
487	First Hawaiian, Inc.	13,329
1,898	First Interstate BancSystem, Inc. Class A	87,384
113	First Merchants Corp.	5,254
269	Fulton Financial Corp.	4,581
36	Great Southern Bancorp, Inc.	2,040
202	Heartland Financial USA, Inc.	10,152
325	Heritage Financial Corp.	9,178
535	Hilltop Holdings, Inc.	18,260
225	HomeStreet, Inc.	9,916
2,334	Hope Bancorp, Inc.	35,150
536	Independent Bank Corp.	14,488
172	Lakeland Financial Corp.	11,901
218	Meridian Bancorp, Inc.	4,016
112	Midland States Bancorp, Inc.	3,107
810	Mr Cooper Group, Inc.*	28,156
151	NBT Bancorp, Inc.	6,025
346	Nicolet Bankshares, Inc.*	28,877
994	Northwest Bancshares, Inc.	14,363
1,196	Old National Bancorp	23,131
73	Park National Corp.	9,439
183	PennyMac Financial Services, Inc.	12,237
73	Peoples Bancorp, Inc.	2,421
140	Preferred Bank	8,915
72	QCR Holdings, Inc.	3,400
205	Renasant Corp.	8,483
57	ServisFirst Bancshares, Inc.	3,496
532	Simmons First National Corp. Class A	15,784
76	Stock Yards Bancorp, Inc.	3,881
507	Towne Bank	15,413
221	TriCo Bancshares	10,469
1,770	TrustCo Bank Corp.	13,045
702	Trustmark Corp.	23,629
85	UMB Financial Corp.	7,848
179	Univest Financial Corp.	5,118
328	Walker & Dunlop, Inc.	33,699
118	Washington Federal, Inc.	3,634
62	Washington Trust Bancorp, Inc.	3,201
871	Waterstone Financial, Inc.	17,786

		703,856

	Capital Goods - 7.5%
95	Alamo Group, Inc.	14,834
3,660	Alpha Pro Tech Ltd.*(1)	35,722
163	Ameresco, Inc. Class A*	7,927
312	Applied Industrial Technologies, Inc.	28,445
920	Atkore International Group, Inc*	66,148
865	BlueLinx Holdings, Inc.*	33,899
333	Boise Cascade Co.	19,923
356	Comfort Systems USA, Inc.	26,618

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Capital Goods - 7.5% - (continued)
466	Federal Signal Corp.	$17,848
1,422	GMS, Inc.*	59,369
1,868	Great Lakes Dredge & Dock Corp.*	27,236
328	Greenbrier Cos., Inc.	15,488
445	IES Holdings, Inc.*	22,433
96	Kadant, Inc.	17,761
1,972	Meritor, Inc.*	58,016
669	Miller Industries, Inc.	30,901
896	MSC Industrial Direct Co., Inc. Class A	80,810
1,270	MYR Group, Inc.*	91,021
217	National Presto Industries, Inc.	22,149
185	Primoris Services Corp.	6,129
383	Sterling Construction Co., Inc.*	8,886
327	Systemax, Inc.	13,446
129	Trinity Industries, Inc.	3,675

		708,684

	Commercial & Professional Services - 3.7%
86	Barrett Business Services, Inc.	5,922
743	Brady Corp. Class A	39,713
187	CBIZ, Inc.*	6,107
1,533	Ennis, Inc.	32,730
465	Healthcare Services Group, Inc.	13,034
685	Herman Miller, Inc.	28,188
817	HNI Corp.	32,320
534	Kforce, Inc.	28,622
1,564	Kimball International, Inc. Class B	21,896
175	McGrath Rent Corp.	14,114
1,662	Resources Connection, Inc.	22,503
3,227	Steelcase, Inc. Class A	46,437
331	TriNet Group, Inc.*	25,805
131	UniFirst Corp.	29,306

		346,697

	Consumer Durables & Apparel - 3.6%
361	Acushnet Holdings Corp.	14,920
864	Escalade, Inc.	18,066
1,950	Ethan Allen Interiors, Inc.	53,839
1,229	Green Brick Partners, Inc.*	27,874
302	Johnson Outdoors, Inc. Class A	43,110
2,307	Lakeland Industries, Inc.*	64,273
244	Malibu Boats, Inc. Class A*	19,442
143	MDC Holdings, Inc.	8,494
563	Nautilus, Inc.*	8,805
685	Sturm Ruger & Co., Inc.	45,258
17	Superior Group of Cos., Inc.	432
388	Tupperware Brands Corp.*	10,247
474	Turtle Beach Corp.*	12,642
386	Vera Bradley, Inc.*	3,899
123	Vista Outdoor, Inc.*	3,945

		335,246

	Consumer Services - 1.4%
1,346	American Public Education, Inc.*	47,958
682	H&R Block, Inc.	14,868
2,141	Perdoceo Education Corp.*	25,606
1,564	Stride, Inc.*	47,092

		135,524

	Diversified Financials - 3.9%
774	Artisan Partners Asset Management, Inc. Class A	40,380
176	B. Riley Financial, Inc.	9,923
190	Cannae Holdings, Inc.*	7,528
666	Cowen, Inc. Class A	23,410
145	Diamond Hill Investment Group, Inc.	22,621
1,122	Donnelley Financial Solutions, Inc.*	31,225
709	Houlihan Lokey, Inc.	47,156

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Diversified Financials - 3.9% - (continued)
251	Moelis & Co. Class A	$13,775
153	Oppenheimer Holdings, Inc. Class A	6,128
93	PRA Group, Inc.*	3,448
40	Regional Management Corp.	1,386
559	StoneX Group, Inc.*	36,547
1,284	Virtu Financial, Inc. Class A	39,868
3,500	Waddell & Reed Financial, Inc. Class A	87,675

		371,070

	Energy - 3.6%
499	Bonanza Creek Energy, Inc.*	17,829
118	Centrus Energy Corp. Class A*	2,799
6,827	Clean Energy Fuels Corp.*	93,803
14,037	DHT Holdings, Inc.	83,240
2,612	National Energy Services Reunited Corp.*	32,311
1,079	Renewable Energy Group, Inc.*	71,257
220	Solaris Oilfield Infrastructure, Inc. Class A	2,699
3,719	W&T Offshore, Inc.*	13,351
710	World Fuel Services Corp.	24,992

		342,281

	Food & Staples Retailing - 2.8%
1,236	Ingles Markets, Inc. Class A	76,199
72	PriceSmart, Inc.	6,966
1,542	SpartanNash Co.	30,270
3,053	Sprouts Farmers Market, Inc.*	81,271
148	United Natural Foods, Inc.*	4,875
1,062	Weis Markets, Inc.	60,024

		259,605

	Food, Beverage & Tobacco - 1.7%
50	Coca-Cola Consolidated, Inc.	14,439
572	John B Sanfilippo & Son, Inc.	51,692
1	Mehadrin Ltd.*	29
363	National Beverage Corp.	17,754
212	Pilgrim’s Pride Corp.*	5,044
308	Universal Corp.	18,169
3,911	Vector Group Ltd.	54,558

		161,685

	Health Care Equipment & Services - 10.3%
318	Acadia Healthcare Co., Inc.*	18,171
439	Addus HomeCare Corp.*	45,915
2,752	Allscripts Healthcare Solutions, Inc.*	41,321
804	AMN Healthcare Services, Inc.*	59,255
483	Apollo Medical Holdings, Inc.*	13,084
6	Atrion Corp.	3,848
637	Avanos Medical, Inc.*	27,862
14	BioLife Solutions, Inc.*	504
2,450	Co-Diagnostics, Inc.*(1)	23,373
327	Computer Programs & Systems, Inc.	10,006
142	Corvel Corp.*	14,568
333	Fulgent Genetics, Inc.*	32,174
411	Hanger, Inc.*	9,379
204	ICU Medical, Inc.*	41,910
1,834	InfuSystem Holdings, Inc.*	37,340
1,071	Inovalon Holdings, Inc. Class A*	30,823
235	Integer Holdings Corp.*	21,644
471	Joint Corp.*	22,782
138	LeMaitre Vascular, Inc.	6,732
628	Magellan Health, Inc.*	58,555
4,178	Meridian Bioscience, Inc.*	109,673
291	Merit Medical Systems, Inc.*	17,425
328	ModivCare, Inc.*	48,583
321	MTBC, Inc.*	2,668
320	National HealthCare Corp.	24,931
779	NextGen Healthcare, Inc.*	14,100

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment & Services - 10.3% - (continued)
1,953	OraSure Technologies, Inc.*	$22,792
506	Orthofix Medical, Inc.*	21,935
1,233	Owens & Minor, Inc.	46,348
1,278	Patterson Cos., Inc.	40,832
1,386	Select Medical Holdings Corp.*	47,263
106	Simulations Plus, Inc.	6,703
273	STAAR Surgical Co.*	28,777
999	Zynex, Inc.*(1)	15,255

		966,531

	Household & Personal Products - 1.3%
450	Central Garden & Pet Co. Class A*	23,350
731	Nu Skin Enterprises, Inc. Class A	38,663
593	USANA Health Sciences, Inc.*	57,877

		119,890

	Insurance - 4.6%
135	American Equity Investment Life Holding Co.	4,257
497	American National Group, Inc.	53,611
426	AMERISAFE, Inc.	27,264
2,677	CNO Financial Group, Inc.	65,024
733	Employers Holdings, Inc.	31,563
517	FBL Financial Group, Inc. Class A	28,911
476	HCI Group, Inc.	36,566
882	Horace Mann Educators Corp.	38,111
1,184	Mercury General Corp.	71,999
466	Safety Insurance Group, Inc.	39,261
706	Stewart Information Services Corp.	36,733

		433,300

	Materials - 4.2%
1,334	Commercial Metals Co.	41,141
479	Domtar Corp.	17,699
1,591	FutureFuel Corp.	23,117
904	Greif, Inc. Class A	51,528
116	Hawkins, Inc.	3,888
185	Kaiser Aluminum Corp.	20,443
690	Kronos Worldwide, Inc.	10,557
254	Mesabi Trust	7,640
496	Myers Industries, Inc.	9,801
854	Ryerson Holding Corp.*	14,552
1,214	Schnitzer Steel Industries, Inc. Class A	50,733
982	Schweitzer-Mauduit International, Inc.	48,089
698	Silgan Holdings, Inc.	29,337
131	Stepan Co.	16,651
903	Tredegar Corp.	13,554
553	Worthington Industries, Inc.	37,101

		395,831

	Media & Entertainment - 2.4%
1,182	AMC Networks, Inc. Class A*	62,835
3,563	Angi, Inc. Class A*	46,319
1,269	John Wiley & Sons, Inc. Class A	68,780
3,316	MSG Networks, Inc. Class A*	49,873

		227,807

	Pharmaceuticals, Biotechnology & Life Sciences - 6.1%
1,807	Amphastar Pharmaceuticals, Inc.*	33,104
430	Anika Therapeutics, Inc.*	17,540
855	BioDelivery Sciences International, Inc.*	3,343
12,988	Catalyst Pharmaceuticals, Inc.*	59,875
2,608	Coherus Biosciences, Inc.*	38,103
472	Collegium Pharmaceutical, Inc.*	11,186
3,631	Corcept Therapeutics, Inc.*	86,381
257	Eagle Pharmaceuticals, Inc.*	10,727
3,549	Ironwood Pharmaceuticals, Inc.*	39,678
614	Luminex Corp.	19,587

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 6.1% - (continued)
160	Pacira BioSciences, Inc.*	$11,214
2,044	Phibro Animal Health Corp. Class A	49,874
679	Prestige Consumer Healthcare, Inc.*	29,930
4,197	SIGA Technologies, Inc.*	27,281
2,260	Supernus Pharmaceuticals, Inc.*	59,167
5,008	Vanda Pharmaceuticals, Inc.*	75,220
626	Voyager Therapeutics, Inc.*	2,948

		575,158

	Real Estate - 6.4%
7,189	Apartment Investment and Management Co. Class A, REIT	44,140
3,623	Bluerock Residential Growth REIT, Inc.	36,628
1,989	Brandywine Realty Trust REIT	25,678
982	Brookfield Property, Inc. Class A, REIT	17,627
594	Centerspace REIT	40,392
582	City Office, Inc. REIT	6,181
314	Corporate Office Properties Trust REIT	8,268
1,009	Easterly Government Properties, Inc. REIT	20,917
3,237	Equity Commonwealth REIT	89,989
622	eXp World Holdings, Inc.*	28,332
1,911	Farmland Partners, Inc. REIT	21,422
1,496	Forestar Group, Inc.*	34,827
6,187	Geo Group, Inc. REIT	48,011
222	Getty Realty Corp. REIT	6,287
1,116	Independence Realty Trust, Inc. REIT	16,963
380	Industrial Logistics Properties Trust REIT	8,789
646	iStar, Inc. REIT	11,486
201	Kennedy-Wilson Holdings, Inc.	4,062
174	LTC Properties, Inc. REIT	7,259
926	Marcus & Millichap, Inc. REIT*	31,206
79	NexPoint Residential Trust, Inc. REIT	3,641
1,334	Piedmont Office Realty Trust, Inc. Class A, REIT	23,172
855	RMR Group, Inc. REIT	34,893
1,291	RPT Realty REIT	14,730
1,504	Sunstone Hotel Investors, Inc. REIT	18,740

		603,640

	Retailing - 9.5%
1,697	1-800-Flowers.com, Inc. Class A*	46,854
1,265	Abercrombie & Fitch Co. Class A	43,402
44	America’s Car-Mart, Inc.*	6,704
133	American Eagle Outfitters, Inc.	3,889
219	Asbury Automotive Group, Inc.*	43,033
517	AutoNation, Inc.*	48,195
884	Big 5 Sporting Goods Corp.	13,879
1,427	Big Lots, Inc.	97,464
1,671	Buckle, Inc.	65,637
194	Citi Trends, Inc.	16,253
345	Core-Mark Holding Co., Inc.	13,348
1,082	Haverty Furniture Cos., Inc.	40,240
1,345	Hibbett Sports, Inc.*	92,657
35	Lumber Liquidators Holdings, Inc.*	879
554	MarineMax, Inc.*	27,345
205	Murphy USA, Inc.	29,635
109	Nordstrom, Inc.	4,128
371	ODP Corp.	16,061
644	PetMed Express, Inc.	22,653
1,527	Rent-A-Center, Inc.	88,047
3,336	Sally Beauty Holdings, Inc.*	67,154
32	Shutterstock, Inc.	2,849
53	Sleep Number Corp.*	7,605
3,268	Sportsman’s Warehouse Holdings, Inc.*	56,340
17	TravelCenters of America, Inc.*	461

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Retailing - 9.5% - (continued)
77	Urban Outfitters, Inc.*	$2,864
797	Zumiez, Inc.*	34,191

		891,767

	Semiconductors & Semiconductor Equipment - 2.7%
2,741	Amkor Technology, Inc.	64,989
186	Axcelis Technologies, Inc.*	7,643
1,061	Diodes, Inc.*	84,710
977	FormFactor, Inc.*	44,072
1,017	NeoPhotonics Corp.*	12,153
3,143	Photronics, Inc.*	40,419
25	Synaptics, Inc.*	3,386

		257,372

	Software & Services - 3.6%
181	Appfolio, Inc. Class A*	25,595
637	Cardtronics plc Class A*	24,716
1,041	CSG Systems International, Inc.	46,730
227	Evertec, Inc.	8,449
165	ExlService Holdings, Inc.*	14,876
264	ManTech International Corp. Class A	22,955
731	NIC, Inc.	24,803
2,016	Sykes Enterprises, Inc.*	88,865
1,317	Teradata Corp.*	50,757
299	TTEC Holdings, Inc.	30,035

		337,781

	Technology Hardware & Equipment - 7.0%
605	Aviat Networks, Inc.*	42,979
603	ePlus, Inc.*	60,083
665	Fabrinet*	60,109
1,050	Insight Enterprises, Inc.*	100,191
135	Kimball Electronics, Inc.*	3,483
918	Methode Electronics, Inc.	38,538
783	NETGEAR, Inc.*	32,181
281	OSI Systems, Inc.*	27,004
371	PC Connection, Inc.	17,211
641	Plexus Corp.*	58,870
1,305	Sanmina Corp.*	54,001
1,189	Super Micro Computer, Inc.*	46,442
61	SYNNEX Corp.	7,005
1,354	Vishay Intertechnology, Inc.	32,604
824	Vishay Precision Group, Inc.*	25,388
2,060	Xerox Holdings Corp.	49,996

		656,085

	Telecommunication Services - 1.9%
1,598	Consolidated Communications Holdings, Inc.*	11,506
3,423	IDT Corp. Class B*	77,565
805	Telephone & Data Systems, Inc.	18,483
2,001	United States Cellular Corp.*	72,996

		180,550

	Transportation - 1.9%
200	Air Transport Services Group, Inc.*	5,852
573	Hub Group, Inc. Class A*	38,551
664	Marten Transport Ltd.	11,268
2,760	Radiant Logistics, Inc.*	19,182
173	Ryder System, Inc.	13,088
1,204	Schneider National, Inc. Class B	30,064
452	Universal Logistics Holdings, Inc.	11,892
1,075	Werner Enterprises, Inc.	50,708

		180,605

	Utilities - 1.2%
147	Avista Corp.	7,019
35	Chesapeake Utilities Corp.	4,063

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Utilities - 1.2% - (continued)
495	Clearway Energy, Inc.	$13,929
290	Hawaiian Electric Industries, Inc.	12,885
57	MGE Energy, Inc.	4,069
62	Northwest Natural Holding Co.	3,345
240	Otter Tail Corp.	11,081
96	Portland General Electric Co.	4,557
100	Southwest Gas Holdings, Inc.	6,871
2,807	Spark Energy, Inc. Class A	29,979
397	Unitil Corp.	18,139

		115,937

	Total Common Stocks (cost $8,291,452)	$9,310,727

SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.7%
5,467	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	5,467
60,617	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	60,617

		66,084

	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bills - 0.2%
20,000	0.02%, 06/24/2021(3)(4)	20,000

	Total Short-Term Investments (cost $86,083)	$86,084

Total Investments (cost $8,377,535)	99.7%	$9,396,811
Other Assets and Liabilities	0.3%	25,833

Total Net Assets	100.0%	$9,422,644

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $20,000.

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	06/18/2021	$111,125	$(6,332)

Total futures contracts				$(6,332)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Small Cap ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,825	$3,825	$—	$—
Banks	703,856	703,856	—	—
Capital Goods	708,684	708,684	—	—
Commercial & Professional Services	346,697	346,697	—	—
Consumer Durables & Apparel	335,246	335,246	—	—
Consumer Services	135,524	135,524	—	—
Diversified Financials	371,070	371,070	—	—
Energy	342,281	342,281	—	—
Food & Staples Retailing	259,605	259,605	—	—
Food, Beverage & Tobacco	161,685	161,685	—	—
Health Care Equipment & Services	966,531	966,531	—	—
Household & Personal Products	119,890	119,890	—	—
Insurance	433,300	433,300	—	—
Materials	395,831	395,831	—	—
Media & Entertainment	227,807	227,807	—	—
Pharmaceuticals, Biotechnology & Life Sciences	575,158	575,158	—	—
Real Estate	603,640	603,640	—	—
Retailing	891,767	891,767	—	—
Semiconductors & Semiconductor Equipment	257,372	257,372	—	—
Software & Services	337,781	337,781	—	—
Technology Hardware & Equipment	656,085	656,085	—	—
Telecommunication Services	180,550	180,550	—	—
Transportation	180,605	180,605	—	—
Utilities	115,937	115,937	—	—
Short-Term Investments	86,084	66,084	20,000	—

Total	$9,396,811	$9,376,811	$20,000	$—

Liabilities
Futures Contracts(2)	$(6,332)	$(6,332)	$—	$—

Total	$(6,332)	$(6,332)	$—	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor US Equity ETF

Schedule of Investments

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.7%
557	Autoliv, Inc.	$51,690
15,362	General Motors Co.	882,700
18,328	Gentex Corp.	653,760
820	Tesla, Inc.*	547,702

		2,135,852

	Banks - 2.4%
59,958	Bank of America Corp.	2,319,775
6,773	Bank OZK	276,677
2,997	East West Bancorp, Inc.	221,179
16,523	JP Morgan Chase & Co.	2,515,296
1,237	M&T Bank Corp.	187,541
23,984	People’s United Financial, Inc.	429,314
3,052	PNC Financial Services Group, Inc.	535,351
2,620	Prosperity Bancshares, Inc.	196,212
1,183	SVB Financial Group*	584,000
3,422	U.S. Bancorp	189,271
13,056	Valley National Bancorp	179,389
5,373	Zions Bancorp NA	295,300

		7,929,305

	Capital Goods - 4.5%
5,150	3M Co.	992,302
13,005	A.O. Smith Corp.	879,268
2,360	Advanced Drainage Systems, Inc.	244,000
1,692	AGCO Corp.	243,056
1,397	Carlisle Cos., Inc.	229,918
2,064	Caterpillar, Inc.	478,580
4,502	Cummins, Inc.	1,166,513
1,218	Deere & Co.	455,702
2,677	Eaton Corp. plc	370,175
2,555	Emerson Electric Co.	230,512
17,897	Fastenal Co.	899,861
2,013	Generac Holdings, Inc.*	659,157
10,881	Graco, Inc.	779,297
1,857	Honeywell International, Inc.	403,099
1,304	Johnson Controls International plc	77,810
3,537	Lincoln Electric Holdings, Inc.	434,839
11,399	Quanta Services, Inc.	1,002,884
976	Regal-Beloit Corp.	139,256
2,642	Snap-on, Inc.	609,615
516	Timken Co.	41,884
9,166	Toro Co.	945,381
2,905	Trane Technologies plc	480,952
2,324	Valmont Industries, Inc.	552,345
3,417	Watsco, Inc.	890,983
3,240	WW Grainger, Inc.	1,299,013
1,298	Xylem, Inc.	136,524

		14,642,926

	Commercial & Professional Services - 1.2%
18,984	Booz Allen Hamilton Holding Corp.	1,528,782
5,151	Jacobs Engineering Group, Inc.	665,870
1,829	ManpowerGroup, Inc.	180,888
1,697	Republic Services, Inc.	168,597
4,543	Robert Half International, Inc.	354,672
20,400	Rollins, Inc.	702,168
176	Verisk Analytics, Inc.	31,097
1,594	Waste Management, Inc.	205,658

		3,837,732

	Consumer Durables & Apparel - 2.1%
1,223	Deckers Outdoor Corp.*	404,104
9,875	Garmin Ltd.	1,302,019
2,658	Helen of Troy Ltd.*	559,934
19,547	Mattel, Inc.*	389,376
1,190	Mohawk Industries, Inc.*	228,849

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 2.1% - (continued)
23,698	NIKE, Inc. Class B	$3,149,227
212	VF Corp.	16,943
2,866	Whirlpool Corp.	631,523

		6,681,975

	Consumer Services - 0.8%
4,528	Domino’s Pizza, Inc.	1,665,353
4,192	Starbucks Corp.	458,060
930	Vail Resorts, Inc.	271,244
2,062	Yum! Brands, Inc.	223,067

		2,617,724

	Diversified Financials - 3.0%
336	Ameriprise Financial, Inc.	78,103
13,238	Berkshire Hathaway, Inc. Class B*	3,381,912
340	BlackRock, Inc.	256,346
11,559	Charles Schwab Corp.	753,416
2,330	Evercore, Inc. Class A	306,954
27,012	Franklin Resources, Inc.	799,555
342	Intercontinental Exchange, Inc.	38,194
43,503	Invesco Ltd.	1,097,146
30,318	Jefferies Financial Group, Inc.	912,572
2,936	Morgan Stanley	228,010
6,662	Raymond James Financial, Inc.	816,495
50,043	SLM Corp.	899,273
2,230	Synchrony Financial	90,672

		9,658,648

	Energy - 1.2%
79,768	Cabot Oil & Gas Corp.	1,498,043
7,866	Cheniere Energy, Inc.*	566,431
33,254	Exxon Mobil Corp.	1,856,571

		3,921,045

	Food & Staples Retailing - 2.5%
2,551	Casey’s General Stores, Inc.	551,501
2,975	Costco Wholesale Corp.	1,048,628
71,071	Kroger Co.	2,557,845
30,251	Walmart, Inc.	4,108,993

		8,266,967

	Food, Beverage & Tobacco - 3.4%
12,947	Archer-Daniels-Midland Co.	737,979
470	Boston Beer Co., Inc. Class A*	566,952
12,546	Bunge Ltd.	994,521
1,412	Campbell Soup Co.	70,981
25,457	Coca-Cola Co.	1,341,839
3,450	Conagra Brands, Inc.	129,720
4,075	Darling Ingredients, Inc.*	299,839
45,622	Flowers Foods, Inc.	1,085,804
15,007	General Mills, Inc.	920,229
615	Hershey Co.	97,268
12,382	JM Smucker Co.	1,566,694
5,128	Kellogg Co.	324,602
18,080	PepsiCo., Inc.	2,557,416
2,623	Philip Morris International, Inc.	232,765

		10,926,609

	Health Care Equipment & Services - 6.5%
19,538	Abbott Laboratories	2,341,434
55	Align Technology, Inc.*	29,784
5,208	Amedisys, Inc.*	1,379,026
1,638	Anthem, Inc.	587,960
962	Centene Corp.*	61,481
7,063	Cerner Corp.	507,689
12,330	CVS Health Corp.	927,586
19,803	DaVita, Inc.*	2,134,169
9,520	Globus Medical, Inc. Class A*	587,098

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Health Care Equipment & Services - 6.5% - (continued)
770	Haemonetics Corp.*	$85,478
8,635	Henry Schein, Inc.*	597,887
5,422	Hologic, Inc.*	403,288
1,395	IDEXX Laboratories, Inc.*	682,588
527	Integra LifeSciences Holdings Corp.*	36,410
119	Laboratory Corp. of America Holdings*	30,349
3,958	LHC Group, Inc.*	756,809
4,078	Masimo Corp.*	936,554
3,097	McKesson Corp.	604,039
9,244	Molina Healthcare, Inc.*	2,160,878
3,250	Novocure Ltd.*	429,585
3,899	Omnicell, Inc.*	506,363
9,506	Premier, Inc. Class A	321,778
6,375	Quidel Corp.*	815,554
1,283	ResMed, Inc.	248,928
2,015	STERIS plc	383,817
8,952	Telefonica Celular del Paraguay S.A.	543,834
8,040	UnitedHealth Group, Inc.	2,991,443
553	West Pharmaceutical Services, Inc.	155,824

		21,247,633

	Household & Personal Products - 2.1%
7,627	Clorox Co.	1,471,096
11,569	Colgate-Palmolive Co.	911,984
3,510	Kimberly-Clark Corp.	488,066
21,550	Procter & Gamble Co.	2,918,516
3,562	WD-40 Co.	1,090,613

		6,880,275

	Insurance - 3.2%
5,478	Aflac, Inc.	280,364
7,185	Allstate Corp.	825,557
2,732	Arthur J Gallagher & Co.	340,872
4,274	Assurant, Inc.	605,925
1,960	Chubb Ltd.	309,621
25,280	CNA Financial Corp.	1,128,246
2,405	Erie Indemnity Co. Class A	531,289
1,241	Everest Re Group Ltd.	307,532
3,670	Kemper Corp.	292,572
18,904	MetLife, Inc.	1,149,174
31,514	Old Republic International Corp.	688,266
6,622	Principal Financial Group, Inc.	397,055
24,497	Progressive Corp.	2,342,158
8,020	Travelers Cos., Inc.	1,206,208

		10,404,839

	Materials - 4.2%
4,189	AptarGroup, Inc.	593,456
6,447	Avery Dennison Corp.	1,183,991
4,103	Ball Corp.	347,688
11,132	Berry Plastics Group, Inc.*	683,505
8,053	Crown Holdings, Inc.	781,463
13,191	Graphic Packaging Holding Co.	239,548
22,569	International Paper Co.	1,220,306
14,684	Newmont Corp.	885,005
6,957	Nucor Corp.	558,438
15,020	Packaging Corp. of America	2,019,890
3,225	PPG Industries, Inc.	484,588
4,741	Reliance Steel & Aluminum Co.	722,007
9,336	RPM International, Inc.	857,512
4,220	Scotts Miracle-Gro Co.	1,033,773
11,883	Sealed Air Corp.	544,479
269	Sherwin-Williams Co.	198,525
9,620	Sonoco Products Co.	608,946
12,617	Steel Dynamics, Inc.	640,439

		13,603,559

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Media & Entertainment - 6.1%
9,333	Activision Blizzard, Inc.	$867,969
1,346	Alphabet, Inc. Class A*	2,776,152
20,032	Altice USA, Inc. Class A*	651,641
55	Cable One, Inc.	100,560
1,053	Charter Communications, Inc. Class A*	649,722
52,684	Comcast Corp. Class A	2,850,731
18,145	Discovery, Inc. Class A*(1)	788,582
2,726	Electronic Arts, Inc.	369,019
10,839	Facebook, Inc. Class A*	3,192,411
20,016	Interpublic Group of Cos., Inc.	584,467
2,540	Match Group, Inc.*	348,945
2,673	Netflix, Inc.*	1,394,397
5,419	New York Times Co. Class A	274,310
22,999	News Corp. Class A	584,865
7,809	Omnicom Group, Inc.	579,037
4,809	Snap, Inc. Class A*	251,463
9,092	Take-Two Interactive Software, Inc.*	1,606,556
9,620	Walt Disney Co.*	1,775,082

		19,645,909

	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
27,431	AbbVie, Inc.	2,968,583
419	Agilent Technologies, Inc.	53,272
8,174	Alexion Pharmaceuticals, Inc.*	1,249,886
3,213	Amgen, Inc.	799,427
1,661	Bio-Rad Laboratories, Inc. Class A*	948,713
15,223	Blueprint Medicines Corp.*	1,480,132
5,067	Bristol-Myers Squibb Co.	319,880
4,662	China Biologic Products Holdings, Inc.*(1)	552,027
15,558	Eli Lilly & Co.	2,906,546
7,816	Gilead Sciences, Inc.	505,148
9,241	Horizon Therapeutics plc*	850,542
10,817	Jazz Pharmaceuticals plc*	1,777,990
19,642	Johnson & Johnson	3,228,163
39,400	Merck & Co., Inc.	3,037,346
606	Mettler-Toledo International, Inc.*	700,348
50,947	Pfizer, Inc.	1,845,810
2,509	Regeneron Pharmaceuticals, Inc.*	1,187,108
805	Seagen, Inc.*	111,782
4,419	Thermo Fisher Scientific, Inc.	2,016,743
12,930	United Therapeutics Corp.*	2,162,801
1,216	Waters Corp.*	345,551

		29,047,798

	Real Estate - 3.6%
3,850	Alexandria Real Estate Equities, Inc. REIT	632,555
7,493	American Homes 4 Rent Class A, REIT	249,817
15,616	Americold Realty Trust REIT	600,748
9,293	CBRE Group, Inc. Class A*	735,169
3,864	Coresite Realty Corp. REIT	463,100
2,974	Crown Castle International Corp. REIT	511,915
28,392	CubeSmart REIT	1,074,069
7,982	Digital Realty Trust, Inc. REIT	1,124,185
7,881	Duke Realty Corp. REIT	330,450
561	Equinix, Inc. REIT	381,250
9,719	Extra Space Storage, Inc. REIT	1,288,253
2,429	Innovative Industrial Properties, Inc. REIT	437,609
15,025	Iron Mountain, Inc. REIT	556,075
243	Jones Lang LaSalle, Inc. REIT*	43,507
14,023	Life Storage, Inc. REIT	1,205,277
7,797	Medical Properties Trust, Inc. REIT	165,920
7,602	Public Storage REIT	1,875,870
1,366	STORE Capital Corp. REIT	45,761

		11,721,530

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Retailing - 7.7%
2,686	Advance Auto Parts, Inc.	$492,854
821	Amazon.com, Inc.*	2,540,240
905	AutoZone, Inc.*	1,270,891
6,717	Best Buy Co., Inc.	771,179
11,373	Dollar General Corp.	2,304,397
17,758	Dollar Tree, Inc.*	2,032,581
19,607	eBay, Inc.	1,200,733
1,154	Foot Locker, Inc.	64,912
4,311	Genuine Parts Co.	498,308
9,496	Home Depot, Inc.	2,898,654
959	Lithia Motors, Inc. Class A	374,096
2,610	Lowe’s Cos., Inc.	496,370
1,640	O’Reilly Automotive, Inc.*	831,890
4,361	Pool Corp.	1,505,592
153,722	Qurate Retail, Inc.	1,807,771
3,690	Stamps.com, Inc.*	736,192
18,328	Target Corp.	3,630,227
2,411	TJX Cos., Inc.	159,488
7,830	Tractor Supply Co.	1,386,536

		25,002,911

	Semiconductors & Semiconductor Equipment - 5.3%
2,607	Applied Materials, Inc.	348,295
5,079	Broadcom, Inc.	2,354,929
1,993	Entegris, Inc.	222,817
12,595	First Solar, Inc.*	1,099,544
31,415	Intel Corp.	2,010,560
2,139	KLA Corp.	706,726
8,452	Lattice Semiconductor Corp.*	380,509
9,438	Maxim Integrated Products, Inc.	862,350
3,502	Micron Technology, Inc.*	308,911
969	Monolithic Power Systems, Inc.	342,261
1,887	NVIDIA Corp.	1,007,526
6,812	Power Integrations, Inc.	555,042
3,763	Qorvo, Inc.*	687,500
23,544	QUALCOMM, Inc.	3,121,699
439	SolarEdge Technologies, Inc.*	126,186
4,986	Teradyne, Inc.	606,696
8,870	Texas Instruments, Inc.	1,676,341
7,421	Xilinx, Inc.	919,462

		17,337,354

	Software & Services - 11.4%
4,691	Accenture plc Class A	1,295,889
5,007	Adobe, Inc.*	2,380,178
6,078	Akamai Technologies, Inc.*	619,348
14,810	Alarm.com Holdings, Inc.*	1,279,288
12,134	Amdocs Ltd.	851,200
1,841	Aspen Technology, Inc.*	265,712
4,494	Automatic Data Processing, Inc.	846,984
5,961	Black Knight, Inc.*	441,054
9,613	Broadridge Financial Solutions, Inc.	1,471,750
3,693	CACI International, Inc. Class A*	910,915
7,999	Cadence Design Systems, Inc.*	1,095,783
8,106	Citrix Systems, Inc.	1,137,758
15,940	Cognizant Technology Solutions Corp. Class A	1,245,233
1,411	EPAM Systems, Inc.*	559,730
3,640	Five9, Inc.*	569,041
6,088	International Business Machines Corp.	811,287
1,981	Intuit, Inc.	758,842
11,588	j2 Global, Inc.*	1,388,938
2,132	Jack Henry & Associates, Inc.	323,467
590	Leidos Holdings, Inc.	56,805
2,683	Mastercard, Inc. Class A	955,282
9,953	MAXIMUS, Inc.	886,215
11,272	Microsoft Corp.	2,657,599

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 11.4% - (continued)
1,655	MicroStrategy, Inc. Class A*	$1,123,414
26,935	Nortonlifelock, Inc.	572,638
15,640	Nuance Communications, Inc.*	682,530
30,046	Oracle Corp.	2,108,328
305	Palo Alto Networks, Inc.*	98,228
13,396	Paychex, Inc.	1,313,076
7,113	PayPal Holdings, Inc.*	1,727,321
633	RealPage, Inc.*	55,198
251	RingCentral, Inc. Class A*	74,768
5,666	salesforce.com, Inc.*	1,200,455
786	ServiceNow, Inc.*	393,087
3,822	Synopsys, Inc.*	947,015
1,373	Tyler Technologies, Inc.*	582,880
4,768	Verint Systems, Inc.*	216,896
5,754	Visa, Inc. Class A	1,218,294
6,830	VMware, Inc. Class A*(1)	1,027,574
22,449	Western Union Co.	553,592
1,116	Zendesk, Inc.*	148,004

		36,851,596

	Technology Hardware & Equipment - 8.1%
5,942	Amphenol Corp. Class A	391,994
25,022	Apple, Inc.	3,056,437
15,143	Arrow Electronics, Inc.*	1,678,147
602	CDW Corp.	99,782
16,865	Ciena Corp.*	922,853
56,196	Cisco Systems, Inc.	2,905,895
19,043	Corning, Inc.	828,561
16,553	Dolby Laboratories, Inc. Class A	1,634,112
6,025	F5 Networks, Inc.*	1,256,935
34,846	Flex Ltd.*	638,030
6,035	Hewlett Packard Enterprise Co.	94,991
81,043	HP, Inc.	2,573,115
21,670	Juniper Networks, Inc.	548,901
10,682	Keysight Technologies, Inc.*	1,531,799
3,371	Motorola Solutions, Inc.	633,917
10,257	NCR Corp.*	389,253
36,671	NetApp, Inc.	2,664,882
37,039	Seagate Technology plc	2,842,743
1,587	Trimble, Inc.*	123,453
2,130	Ubiquiti, Inc.	635,379
1,775	Zebra Technologies Corp. Class A*	861,194

		26,312,373

	Telecommunication Services - 2.9%
91,264	AT&T, Inc.	2,762,561
3,277	Lumen Technologies, Inc.	43,748
18,384	T-Mobile U.S., Inc.*	2,303,332
74,600	Verizon Communications, Inc.	4,337,990

		9,447,631

	Transportation - 2.7%
2,276	AMERCO	1,394,278
15,930	CH Robinson Worldwide, Inc.	1,520,200
10,389	Expeditors International of Washington, Inc.	1,118,791
3,758	FedEx Corp.	1,067,422
2,617	J.B. Hunt Transport Services, Inc.	439,839
6,363	Landstar System, Inc.	1,050,277
2,441	Saia, Inc.*	562,846
10,238	United Parcel Service, Inc. Class B	1,740,358

		8,894,011

	Utilities - 5.0%
8,424	Alliant Energy Corp.	456,244
12,432	Ameren Corp.	1,011,468
4,294	American Electric Power Co., Inc.	363,702
3,038	American Water Works Co., Inc.	455,457

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Utilities - 5.0% - (continued)
3,081	Atmos Energy Corp.	$304,557
14,349	Avangrid, Inc.	714,724
12,952	CMS Energy Corp.	792,921
13,731	Consolidated Edison, Inc.	1,027,079
4,803	Dominion Energy, Inc.	364,836
2,310	DTE Energy Co.	307,553
9,864	Duke Energy Corp.	952,172
2,037	Edison International	119,368
3,688	Eversource Energy	319,344
21,258	Exelon Corp.	929,825
5,664	IDACORP, Inc.	566,230
9,705	MDU Resources Group, Inc.	306,775
31,355	NextEra Energy, Inc.	2,370,752
15,666	NRG Energy, Inc.	591,078
7,757	Ormat Technologies, Inc.	609,157
12,286	PPL Corp.	354,328
10,813	Public Service Enterprise Group, Inc.	651,051
15,124	Southern Co.	940,108
9,450	WEC Energy Group, Inc.	884,425
12,504	Xcel Energy, Inc.	831,641

		16,224,795

	Total Common Stocks (cost $285,952,229)	$323,240,997

SHORT-TERM INVESTMENTS - 0.6%
	Securities Lending Collateral - 0.5%
139,558	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.01%(2)	139,558
1,547,461	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.04%(2)	1,547,461

		1,687,019

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 0.6% - (continued)
	U.S. Treasury Securities - 0.1%
	U.S. Treasury Bills - 0.1%
61,000	0.02%, 06/24/2021(3)(4)	$60,998
12,000	0.02%, 09/09/2021(3)(4)	11,999
6,000	0.03%, 06/24/2021(3)(4)	6,000

		78,997

	Total Short-Term Investments (cost $1,766,015)	$1,766,016

Total Investments (cost $287,718,244)	100.2%	$325,007,013
Other Assets and Liabilities	(0.2)%	(547,649)

Total Net Assets	100.0%	$324,459,364

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

(3)	The rate shown represents current yield to maturity.

(4)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of March 31, 2021, the market value of securities pledged was $78,997.

Futures Contracts Outstanding at March 31, 2021
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	6	06/18/2021	$1,190,220	$10,899

Total futures contracts				$10,899

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

March 31, 2021 (Unaudited)

Fair Value Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,135,852	$2,135,852	$—	$—
Banks	7,929,305	7,929,305	—	—
Capital Goods	14,642,926	14,642,926	—	—
Commercial & Professional Services	3,837,732	3,837,732	—	—
Consumer Durables & Apparel	6,681,975	6,681,975	—	—
Consumer Services	2,617,724	2,617,724	—	—
Diversified Financials	9,658,648	9,658,648	—	—
Energy	3,921,045	3,921,045	—	—
Food & Staples Retailing	8,266,967	8,266,967	—	—
Food, Beverage & Tobacco	10,926,609	10,926,609	—	—
Health Care Equipment & Services	21,247,633	21,247,633	—	—
Household & Personal Products	6,880,275	6,880,275	—	—
Insurance	10,404,839	10,404,839	—	—
Materials	13,603,559	13,603,559	—	—
Media & Entertainment	19,645,909	19,645,909	—	—
Pharmaceuticals, Biotechnology & Life Sciences	29,047,798	29,047,798	—	—
Real Estate	11,721,530	11,721,530	—	—
Retailing	25,002,911	25,002,911	—	—
Semiconductors & Semiconductor Equipment	17,337,354	17,337,354	—	—
Software & Services	36,851,596	36,851,596	—	—
Technology Hardware & Equipment	26,312,373	26,312,373	—	—
Telecommunication Services	9,447,631	9,447,631	—	—
Transportation	8,894,011	8,894,011	—	—
Utilities	16,224,795	16,224,795	—	—
Short-Term Investments	1,766,016	1,687,019	78,997	—
Futures Contracts(2)	10,899	10,899	—	—

Total	$325,017,912	$324,938,915	$78,997	$—

(1)	For the six-month period ended March 31, 2021, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor ETFs

Glossary (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor’s

Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

39

Hartford Multifactor ETFs

Statements of Assets and Liabilities

March 31, 2021 (Unaudited)

	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$2,472,812	$1,987,198,663	$5,529,350	$40,724,145	$9,396,811	$325,007,013
Cash	1,735	5,409,606	4,815	75,320	85,311	907,383
Cash collateral held for securities on loan	—	2,261,334	1,014	—	3,478	88,790
Foreign currency	—	192,643	1,934	11,145	—	—
Receivables:
Investment securities sold	—	—	—	—	22,592	—
Fund shares sold	—	—	—	—	—	1,884,770
Dividends and interest	1,176	8,551,378	28,942	171,313	4,995	279,456
Securities lending income	—	22,811	20	—	107	140
Variation margin on futures contracts	—	—	—	1,921	3,381	5,925
Tax reclaims	—	3,805,336	4,994	5,145	2,760	—

Total assets	2,475,723	2,007,441,771	5,571,069	40,988,989	9,519,435	328,173,477

Liabilities:
Obligation to return securities lending collateral	—	45,226,687	20,286	—	69,562	1,775,809
Payables:
Investment securities purchased	—	447,405	1,133	41,210	24,259	1,887,582
Investment management fees	446	479,842	1,357	15,264	2,970	50,722
Variation margin on futures contracts	—	62,674	—	—	—	—

Total liabilities	446	46,216,608	22,776	56,474	96,791	3,714,113

Net assets	$2,475,277	$1,961,225,163	$5,548,293	$40,932,515	$9,422,644	$324,459,364

Summary of Net Assets:
Paid-in-capital	$2,500,025	$1,994,082,017	$5,628,835	$51,542,192	$10,210,875	$297,061,839
Distributable earnings (loss)	(24,748)	(32,856,854)	(80,542)	(10,609,677)	(788,231)	27,397,525

Net assets	$2,475,277	$1,961,225,163	$5,548,293	$40,932,515	$9,422,644	$324,459,364

Net asset value per share	$24.75	$29.72	$27.74	$24.08	$37.69	$37.73

Shares issued and outstanding	100,001	66,000,000	200,000	1,700,000	250,000	8,600,000

Cost of investments	$2,498,456	$1,763,723,262	$4,870,461	$35,726,579	$8,377,535	$287,718,244
Cost of foreign currency	$—	$192,622	$1,933	$11,072	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$29,615,224	$19,099	$—	$70,613	$1,728,619

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor ETFs

Statements of Operations

For the Six-Month Period Ended March 31, 2021 (Unaudited)

	Hartford Longevity Economy ETF(1)	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Small Cap ETF	Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$1,342	$26,560,082	$74,373	$470,599	$106,643	$2,722,658
Interest	—	—	—	36	49	409
Securities lending	—	128,220	719	1,175	1,982	786
Less: Foreign tax withheld	—	(2,233,918)	(8,962)	(60,484)	(52)	—

Total investment income, net	1,342	24,454,384	66,130	411,326	108,622	2,723,853

Expenses:
Investment management fees	446	2,907,272	7,594	95,361	15,791	268,347

Total expenses	446	2,907,272	7,594	95,361	15,791	268,347

Net Investment Income (Loss)	896	21,547,112	58,536	315,965	92,831	2,455,506

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	—	78,563,849 (2)	165,822	4,267,035 (2)	1,894,386 (2)	21,392,803	(2)
Futures contracts	—	1,842,359	—	35,815	41,038	162,495
Other foreign currency transactions	—	136,898	(121)	(3,132)	—	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	—	80,543,106	165,701	4,299,718	1,935,424	21,555,298

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(25,644)	202,878,038	684,032	5,497,292	1,635,385	26,852,992
Futures contracts	—	308,172	—	3,581	(4,948)	14,644
Translation of other assets and liabilities in foreign currencies	—	(90,647)	(403)	(4,232)	(33)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(25,644)	203,095,563	683,629	5,496,641	1,630,404	26,867,636

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(25,644)	283,638,669	849,330	9,796,359	3,565,828	48,422,934

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,748)	$305,185,781	$907,866	$10,112,324	$3,658,659	$50,878,440

(1)	Commenced operations on March 16, 2021.

(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 11 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF
	For the Period Ended March 31, 2021 (Unaudited)(1)	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income (loss)	$896	$21,547,112	$60,351,769
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	—	80,543,106	(197,721,076)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(25,644)	203,095,563	(32,293,474)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,748)	305,185,781	(169,662,781)

Distributions to Shareholders	—	(28,307,272)	(66,697,468)

Fund Share Transactions:
Sold	2,500,025	25,654,826	475,004,269
Redeemed	—	(342,455,756)	(573,184,590)
Other Capital	—	—	—

Net increase (decrease) from capital share transactions	2,500,025	(316,800,930)	(98,180,321)

Net Increase (Decrease) in Net Assets	2,475,277	(39,922,421)	(334,540,570)

Net Assets:
Beginning of period	—	2,001,147,584	2,335,688,154

End of period	$2,475,277	$1,961,225,163	$2,001,147,584

(1)	Commenced operations on March 16, 2021.

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Diversified International ETF		Hartford Multifactor Emerging Markets ETF
	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income (loss)	$58,536	$151,165	$315,965	$1,536,632
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	165,701	(281,036)	4,299,718	(8,583,548)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	683,629	(349,146)	5,496,641	(1,062,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	907,866	(479,017)	10,112,324	(8,109,163)

Distributions to Shareholders	(88,000)	(163,843)	(834,500)	(2,328,245)

Fund Share Transactions:
Sold	—	2,754,532	—	3,623,318
Redeemed	—	(2,751,610)	(11,443,163)	(18,945,241)
Other Capital	—	—	11,522	22,366

Net increase (decrease) from capital share transactions	—	2,922	(11,431,641)	(15,299,557)

Net Increase (Decrease) in Net Assets	819,866	(639,938)	(2,153,817)	(25,736,965)

Net Assets:
Beginning of period	4,728,427	5,368,365	43,086,332	68,823,297

End of period	$5,548,293	$4,728,427	$40,932,515	$43,086,332

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020	For the Six-Month Period Ended March 31, 2021 (Unaudited)	For the Year Ended September 30, 2020
Operations:
Net investment income (loss)	$92,831	$199,353	$2,455,506	$6,630,038
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,935,424	(861,728)	21,555,298	(11,372,316)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,630,404	(390,314)	26,867,636	(2,631,141)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,658,659	(1,052,689)	50,878,440	(7,373,419)

Distributions to Shareholders	(94,400)	(463,148)	(3,050,509)	(6,397,955)

Fund Share Transactions:
Sold	5,043,092	3,000,116	124,895,530	70,914,373
Redeemed	(6,907,604)	(10,895,246)	(93,624,933)	(119,273,432)
Other Capital	—	936	—	—

Net increase (decrease) from capital share transactions	(1,864,512)	(7,894,194)	31,270,597	(48,359,059)

Net Increase (Decrease) in Net Assets	1,699,747	(9,410,031)	79,098,528	(62,130,433)

Net Assets:
Beginning of period	7,722,897	17,132,928	245,360,836	307,491,269

End of period	$9,422,644	$7,722,897	$324,459,364	$245,360,836

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Longevity Economy ETF

For the Period Ended March 31, 2021 (Unaudited)(5)
$ 25.00	$0.01	$(0.26)	$(0.25)	$—		$—	$—	$24.75	(1.00	)%(6)	$2,475	0.44	%(7)	0.44	%(7)	0.88	%(7)	—	%(8)

Hartford Multifactor Developed Markets (ex-US) ETF

For the Six-Month Period Ended March 31, 2021 (Unaudited)
$ 25.89	$0.30	$3.92	$4.22	$—		$(0.39)	$(0.39)	$29.72	16.39	%(6)	$1,961,225	0.29	%(7)	0.29	%(7)	2.15	%(7)	20%

For the Year Ended September 30, 2020
$ 27.76	$0.68	$(1.79)	$(1.11)	$—		$(0.76)	$(0.76)	$25.89	(4.04)%		$2,001,148	0.29%		0.29%		2.60%		57%

For the Year Ended September 30, 2019
$ 28.97	$0.98	$(1.51)	$(0.53)	$—		$(0.68)	$(0.68)	$27.76	(1.78)%		$2,335,688	0.29%		0.29%		3.56%		63%

For the Year Ended September 30, 2018
$ 28.24	$0.91	$0.45 (9)	$1.36	$0.00	(10)	$(0.63)	$(0.63)	$28.97	4.85%		$811,066	0.31%		0.31%		3.17%		47%

For the Year Ended September 30, 2017
$ 24.60	$0.82	$3.55	$4.37	$—		$(0.73)	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$ 22.84	$0.70	$1.70	$2.40	$—		$(0.64)	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

Hartford Multifactor Diversified International ETF

For the Six-Month Period Ended March 31, 2021 (Unaudited)
$ 23.64	$0.29	$4.25	$4.54	$—		$(0.44)	$(0.44)	$27.74	19.32	%(6)	$5,548	0.29	%(7)	0.29	%(7)	2.24	%(7)	38%

For the Year Ended September 30, 2020
$ 26.84	$0.75	$(3.13)	$(2.38)	$—		$(0.82)	$(0.82)	$23.64	(9.03)%		$4,728	0.29%		0.29%		3.06%		156%

For the Year Ended September 30, 2019
$ 27.35	$0.69	$(0.51)	$0.18	$—		$(0.69)	$(0.69)	$26.84	0.81%		$5,368	0.29%		0.29%		2.64%		38%

For the Year Ended September 30, 2018
$ 26.58	$0.65	$0.71	$1.36	$—		$(0.59)	$(0.59)	$27.35	5.16%		$5,470	0.33%		0.33%		2.37%		35%

For the Period Ended September 30, 2017(11)
$ 25.02	$0.30	$1.40	$1.70	$—		$(0.14)	$(0.14)	$26.58	6.84	%(6)	$5,317	0.39	%(7)	0.39	%(7)	3.01	%(7)	48%

Hartford Multifactor Emerging Markets ETF

For the Six-Month Period Ended March 31, 2021 (Unaudited)
$ 19.58	$0.16	$4.75	$4.91	$0.01		$(0.42)	$(0.42)	$24.08	25.28	%(6)	$40,933	0.44	%(7)	0.44	%(7)	1.46	%(7)	41%

For the Year Ended September 30, 2020
$ 22.20	$0.58	$(2.37)	$(1.79)	$0.01		$(0.84)	$(0.84)	$19.58	(8.34)%		$43,086	0.44%		0.44%		2.80%		77%

For the Year Ended September 30, 2019
$ 23.24	$0.66	$(1.12)	$(0.46)	$0.03		$(0.61)	$(0.61)	$22.20	(1.90)%		$68,823	0.49%		0.49%		2.89%		78%

For the Year Ended September 30, 2018
$ 24.34	$0.60	$(1.24)	$(0.64)	$0.01		$(0.47)	$(0.47)	$23.24	(2.64)%		$65,080	0.52%		0.52%		2.42%		25%

For the Year Ended September 30, 2017
$ 21.62	$0.49	$2.63	$3.12	$—		$(0.40)	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$ 19.68	$0.45	$1.91	$2.36	$—		$(0.42)	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Small Cap ETF

For the Six-Month Period Ended March 31, 2021 (Unaudited)
$ 25.74	$0.32	$12.01		$12.33	$—		$(0.38)	$(0.38)	$37.69	48.10	%(6)	$9,423	0.34	%(7)	0.34	%(7)	2.00	%(7)	24%

For the Year Ended September 30, 2020
$ 28.55	$0.41	$(2.34)		$(1.93)	$0.00	(10)	$(0.88)	$(0.88)	$25.74	(7.05)%		$7,723	0.35%		0.35%		1.52%		158%

For the Year Ended September 30, 2019
$ 31.78	$0.81	$(3.23)		$(2.42)	$0.00	(10)	$(0.81)	$(0.81)	$28.55	(7.46)%		$17,133	0.39%		0.39%		2.80%		50%

For the Year Ended September 30, 2018
$ 30.25	$0.72	$1.54		$2.26	$0.00	(10)	$(0.73)	$(0.73)	$31.78	7.52%		$22,243	0.44%		0.44%		2.26%		41%

For the Year Ended September 30, 2017
$ 25.46	$0.57	$4.79		$5.36	$—		$(0.57)	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$ 22.69	$0.60	$2.76		$3.36	$—		$(0.59)	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

Hartford Multifactor US Equity ETF

For the Six-Month Period Ended March 31, 2021 (Unaudited)
$ 31.76	$0.30	$6.07		$6.37	$—		$(0.40)	$(0.40)	$37.73	20.12	%(6)	$324,459	0.19	%(7)	0.19	%(7)	1.74	%(7)	36%

For the Year Ended September 30, 2020
$ 32.20	$0.70	$(0.45)		$0.25	$—		$(0.69)	$(0.69)	$31.76	0.92%		$245,361	0.19%		0.19%		2.25%		71%

For the Year Ended September 30, 2019
$ 33.01	$0.73	$(0.89	)(9)	$(0.16)	$—		$(0.65)	$(0.65)	$32.20	(0.31)%		$307,491	0.19%		0.19%		2.35%		81%

For the Year Ended September 30, 2018
$ 28.77	$0.57	$4.15		$4.72	$—		$(0.48)	$(0.48)	$33.01	16.47%		$173,304	0.21%		0.21%		1.80%		36%

For the Year Ended September 30, 2017
$ 24.44	$0.51	$4.30		$4.81	$—		$(0.48)	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$ 22.90	$0.52	$1.53		$2.05	$—		$(0.51)	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Commenced operations on March 16, 2021.
(6)	Not annualized.
(7)	Annualized.
(8)	Reflects the Fund’s portfolio turnover for the period March 16, 2021 through March 31, 2021.
(9)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(10)	Per share amount is less than $0.005.
(11)	Commenced operations on May 10, 2017.

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor ETFs

Notes to Financial Statements

March 31, 2021 (Unaudited)

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of six series as of March 31, 2021. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Longevity Economy ETF (the “Longevity Economy ETF”)

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Diversified International ETF (the “Multifactor Diversified International ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Small Cap ETF (the “Multifactor Small Cap ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015. Each Fund is an exchange-traded fund (‘‘ETF’’) that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Diversified International ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund’s assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees (the “Board”) of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair

47

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange. If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the close of the relevant exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the close of the relevant exchange. Over-the-counter derivatives and other instruments that do not trade on an exchange are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures established by the Trust’s Board of Trustees.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.

48

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

Please refer to Note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to dividend or interest income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor US Equity ETF and Multifactor Small Cap ETF is to pay dividends from net investment income, if any, quarterly. The policy of Longevity Economy ETF is to pay dividends from net investment income, if any, monthly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. (see Federal Income Taxes: Distributions and Components of Distributable Earnings and classification of Capital Accounts notes).

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized

49

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended March 31, 2021, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.

b)	Additional Derivative Instrument Information:

Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$37,596	$—	$—	$37,596

Total	$—	$—	$—	$37,596	$—	$—	$37,596

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,842,359	$—	$—	$1,842,359

Total	$—	$—	$—	$1,842,359	$—	$—	$1,842,359

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$308,172	$—	$—	$308,172

Total	$—	$—	$—	$308,172	$—	$—	$308,172

For the period ended March 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	95

50

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Multifactor Emerging Markets ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$1,687	$—	$—	$1,687

Total	$—	$—	$—	$1,687	$—	$—	$1,687

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$35,815	$—	$—	$35,815

Total	$—	$—	$—	$35,815	$—	$—	$35,815

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,581	$—	$—	$3,581

Total	$—	$—	$—	$3,581	$—	$—	$3,581

For the period ended March 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	3

Multifactor Small Cap ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$6,332	$—	$—	$6,332

Total	$—	$—	$—	$6,332	$—	$—	$6,332

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$41,038	$—	$—	$41,038

Total	$—	$—	$—	$41,038	$—	$—	$41,038

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(4,948)	$—	$—	$(4,948)

Total	$—	$—	$—	$(4,948)	$—	$—	$(4,948)

51

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Multifactor Small Cap ETF – (continued)

For the period ended March 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	1

Multifactor US Equity ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$10,899	$—	$—	$10,899

Total	$—	$—	$—	$10,899	$—	$—	$10,899

(1)

Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended March 31, 2021:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$162,495	$—	$—	$162,495

Total	$—	$—	$—	$162,495	$—	$—	$162,495

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$14,644	$—	$—	$14,644

Total	$—	$—	$—	$14,644	$—	$—	$14,644

For the period ended March 31, 2021, the average monthly amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6

c)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

52

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of March 31, 2021:

Multifactor Developed Markets (ex-US) ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(37,596)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(37,596)

Derivatives not subject to a MNA	—	37,596

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Emerging Markets ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(1,687)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(1,687)

Derivatives not subject to a MNA	—	1,687

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Small Cap ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(6,332)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(6,332)

Derivatives not subject to a MNA	—	6,332

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor US Equity ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$10,899	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,899	—

Derivatives not subject to a MNA	(10,899)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. The current ongoing outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of the ongoing COVID-19 pandemic remains unclear. The effects to public health, business and market conditions resulting from COVID-19 pandemic may have a significant negative impact on the performance of a Fund’s investments, including exacerbating other pre-existing political, social and economic risks.

53

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.

A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2021. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at March 31, 2021 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Longevity Economy ETF	$2,498,456	$40,341	$(65,985)	$(25,644)
Multifactor Developed Markets (ex-US) ETF	1,763,723,262	266,713,473	(43,275,668)	223,437,805
Multifactor Diversified International ETF	4,870,461	758,228	(99,339)	658,889
Multifactor Emerging Markets ETF	35,726,579	6,490,987	(1,495,108)	4,995,879
Multifactor Small Cap ETF	8,377,535	1,251,540	(238,596)	1,012,944
Multifactor US Equity ETF	287,718,244	39,584,767	(2,285,099)	37,299,668

c)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2020 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Multifactor Developed Markets (ex-US) ETF	$239,593,905	$104,997,433
Multifactor Diversified International ETF	762,709	169,447
Multifactor Emerging Markets ETF	10,953,628	8,415,035
Multifactor Small Cap ETF	2,575,623	1,170,509
Multifactor US Equity ETF	23,849,901	7,591,000

7.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment

54

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of March 31, 2021; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of asset-based charges.

For the six-month period ended March 31, 2021, the Funds did not pay any Rule 12b-1 fees.

c)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended March 31, 2021, the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of the Trust’s Chief Compliance Services Agreement, HFMC pays any CCO compensation on behalf of the Funds.

8.	Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

55

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

The following table presents the market value of the Funds’ securities on loan, net of the amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of March 31, 2021.

Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Longevity Economy ETF	$—	$—	$—
Multifactor Developed Markets (ex-US) ETF	29,615,224	(29,615,224)	—
Multifactor Diversified International ETF	19,099	(19,099)	—
Multifactor Emerging Markets ETF	—	—	—
Multifactor Small Cap ETF	70,613	(70,613)	—
Multifactor US Equity ETF	1,728,619	(1,728,619)	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Longevity Economy ETF	$—	$—
Multifactor Developed Markets (ex-US) ETF	45,226,687	31,306
Multifactor Diversified International ETF	20,286	—
Multifactor Emerging Markets ETF	—	—
Multifactor Small Cap ETF	69,562	—
Multifactor US Equity ETF	1,775,810	—

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2021.

Certain Transfers Accounted For As Secured Borrowings

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Hartford Multifactor Developed Markets (ex-US) ETF
Securities Lending Transactions(1)
Common Stocks	$45,226,687	$—	$—	$—	45,226,687

Total Borrowings	$45,226,687	$—	$—	$—	$45,226,687

Gross amount of recognized liabilities for securities lending transactions					$45,226,687

Hartford Multifactor Diversified International ETF
Securities Lending Transactions(1)
Common Stocks	$20,286	$—	$—	$—	20,286

Total Borrowings	$20,286	$—	$—	$—	$20,286

Gross amount of recognized liabilities for securities lending transactions					$20,286

Hartford Multifactor Small Cap ETF
Securities Lending Transactions(1)
Common Stocks	$69,562	$—	$—	$—	69,562

Total Borrowings	$69,562	$—	$—	$—	$69,562

Gross amount of recognized liabilities for securities lending transactions					$69,562

Hartford Multifactor US Equity ETF
Securities Lending Transactions(1)
Common Stocks	$1,775,810	$—	$—	$—	1,775,810

Total Borrowings	$1,775,810	$—	$—	$—	$1,775,810

Gross amount of recognized liabilities for securities lending transactions					$1,775,810

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

56

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

10.	Custodian and Transfer Agent:

State Street Bank and Trust Company (“State Street”) serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended from time to time. As Custodian, State Street holds each Fund’s assets, calculates the NAV of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement (“Transfer Agency and Service Agreement”) dated February 13, 2018, as amended from time to time. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

11.	Investment Transactions:

For the six-month period ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Total Cost of Purchases	Total Sales Proceeds
Longevity Economy ETF	$2,498,456	$—
Multifactor Developed Markets (ex-US) ETF	396,835,372	407,357,356
Multifactor Diversified International ETF	1,945,410	1,990,317
Multifactor Emerging Markets ETF	17,314,905	22,733,884
Multifactor Small Cap ETF	2,197,411	2,199,984
Multifactor US Equity ETF	100,774,087	101,330,354

For the six-month period ended March 31, 2021, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$24,461,136	$333,545,660	$53,010,769
Multifactor Emerging Markets ETF	—	6,483,905	1,205,138
Multifactor Small Cap ETF	5,044,677	6,905,576	1,717,294
Multifactor US Equity ETF	122,783,923	91,600,270	22,337,456

12.	Share Transactions:

Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units and is recorded as Other Capital on the Statements of Changes in Net Assets.

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee may be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard In-Kind Creation Fee	Value at March 31, 2021	Standard In-Kind Redemption Fee
Longevity Economy ETF	$750	$1,237,500	$750
Multifactor Developed Markets (ex-US) ETF	3,000	1,486,000	3,000
Multifactor Diversified International ETF	2,000	2,774,000	2,000
Multifactor Emerging Markets ETF	1,750	2,408,000	1,750
Multifactor Small Cap ETF	1,000	1,884,500	1,000
Multifactor US Equity ETF	800	943,250	800

57

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

Shares of Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the six-month period ended March 31, 2021, and the year ended September 30, 2020:

	For the Six-Month Period Ended March 31, 2021		For the Year Ended September 30, 2020
	Shares	Amount	Shares	Amount

Longevity Economy ETF(1)
Shares Sold	100,001	$2,500,025

Net Increase (Decrease)	100,001	2,500,025

Multifactor Developed Markets (ex-US) ETF
Shares Sold	950,000	$25,654,826	16,650,000	$475,004,269
Shares Redeemed	(12,250,000)	(342,455,756)	(23,500,000)	(573,184,590)

Net Increase (Decrease)	(11,300,000)	(316,800,930)	(6,850,000)	(98,180,321)

Multifactor Diversified International ETF
Shares Sold	—	$—	100,000	$2,754,532
Shares Redeemed	—	—	(100,000)	(2,751,610)

Net Increase (Decrease)	—	—	—	2,922

Multifactor Emerging Markets ETF
Shares Sold	—	$—	200,000	$3,623,318
Shares Redeemed	(500,000)	(11,443,163)	(1,100,000)	(18,945,241)
Other Capital	—	11,522	—	22,366

Net Increase (Decrease)	(500,000)	(11,431,641)	(900,000)	(15,299,557)

Multifactor Small Cap ETF
Shares Sold	150,000	$5,043,092	100,000	$3,000,116
Shares Redeemed	(200,000)	(6,907,604)	(400,000)	(10,895,246)
Other Capital	—	—	—	936

Net Increase (Decrease)	(50,000)	(1,864,512)	(300,000)	(7,894,194)

Multifactor US Equity ETF
Shares Sold	3,475,000	$124,895,530	2,250,000	$70,914,373
Shares Redeemed	(2,600,000)	(93,624,933)	(4,075,000)	(119,273,432)

Net Increase (Decrease)	875,000	31,270,597	(1,825,000)	(48,359,059)

(1)	Commenced operations on March 16, 2021.

13.	Affiliate Holdings:

As of March 31, 2021, affiliates of The Hartford had ownership of shares in each Fund as follows:

Fund	Percentage of Fund
Longevity Economy ETF	94%
Multifactor Diversified International ETF	40%

58

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

March 31, 2021 (Unaudited)

As of March 31, 2021, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund listed below as follows:

Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	5%
Multifactor Emerging Markets ETF	13%
Multifactor US Equity ETF	29%

14.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

15.	Recent Accounting Pronouncement:

In March 2020, FASB issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing LIBOR or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued over the period of time the ASU is effective.

16.	Change in Independent Registered Public Accounting Firm:

On November 6, 2019, the Trust, on behalf of each of Developed Markets (ex – US) ETF, Diversified International ETF, Emerging Markets ETF, Small Cap ETF and US Equity ETF, dismissed Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm effective upon the issuance of EY’s report on the Funds’ financial statements as of and for the fiscal year ended September 30, 2019. EY’s report on the Funds’ financial statements for the fiscal periods ended September 30, 2018 and September 30, 2019 contained no adverse opinion or disclaimer of opinion nor was EY’s report qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal periods ended on September 30, 2018 and September 30, 2019 and through November 26, 2019 (the “Covered Period”), (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of EY, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for the Covered Period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On November 6, 2019, the Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for each of Developed Markets (ex – US) ETF, Diversified International ETF, Emerging Markets ETF, Small Cap ETF and US Equity ETF for the fiscal year ended September 30, 2020. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Funds’ prior independent registered public accounting firm, EY. During the Covered Period, neither the Funds, nor anyone on their behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

17.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

59

Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2)  on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports are available (1) without charge, upon request, by calling 888-843-7824, (2) on the Funds’ website, hartfordfunds.com, and (3) on the SEC’s website at http://www.sec.gov.

60

Hartford Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust

Hartford Longevity Economy ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment advisory and sub-advisory agreements. At its meeting held on February 10-11, 2021, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period (i) an investment advisory agreement by and between the Trust, on behalf of the Hartford Longevity Economy ETF (the “Fund”), and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC, and (ii) a separate investment sub-advisory agreement between Lattice Strategies and the Fund’s sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”) with respect to the Fund (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board and its Investment Committee considered the materials and presentations from representatives of the Advisers and an outside consultant of Hartford Funds Management Company, LLC received at meetings held on November 3-5, 2020 and February 10-11, 2021 regarding the Fund, its longevity economy thematic investment strategy and the research on which the Fund’s investment strategy is based. The Board also considered the materials and presentations by the Trust’s officers and representatives of Lattice Strategies received at the Board’s meeting on February 10-11, 2021 concerning the Agreements.

In determining whether to approve the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Trust. The Independent Trustees were also separately assisted by independent legal counsel throughout the evaluation process. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to the Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered each Adviser’s organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other funds managed by Lattice Strategies and its affiliates (the “Hartford Funds”). The Board also considered that Lattice Strategies had experience advising other strategic beta exchange-traded funds (“ETFs”).

With respect to Lattice Strategies, the Board noted that, under the Agreements, Lattice Strategies would be responsible for the management of the Fund, including oversight of fund operations and service providers. The Board also noted that Lattice Strategies would provide administrative services to the Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that Lattice Strategies had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies and its affiliates that were not delegated to, or assumed by, the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of the Fund’s custom proprietary benchmark index. The Board noted Lattice Strategies’ explanation of the characteristics of the custom proprietary index that are expected to distinguish the Fund from other registered funds that employ thematic investment strategies in the marketplace. The Board also considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the portfolio managers to the Fund. The Board considered that Lattice Strategies would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to the Fund and the service providers to the Fund. The Board also considered that Lattice Strategies would oversee the Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that Lattice Strategies would oversee potential conflicts of interest between the Fund’s investments and those of other funds or accounts managed by the Fund’s portfolio management personnel. In addition, the Board considered that Lattice Strategies or its affiliates would be responsible for providing the Fund’s officers. The Board also considered the secondary market support services to be provided by Lattice Strategies and its affiliates to the Fund, including Lattice Strategies’ and its affiliates’ expected efforts to educate investment professionals about the Fund and other ETFs managed by Lattice Strategies and its affiliates.

With respect to the Sub-adviser, which would provide certain day-to-day portfolio management services for the Fund, subject to oversight by Lattice Strategies, the Board considered, among other things, the Sub-adviser’s investment process, investment research capabilities and resources, performance record, trade execution capabilities and experience. The Board considered the quality and experience of the Fund’s proposed portfolio managers, the number of accounts managed by the portfolio managers, and Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services to be provided to the Fund.

61

Hartford Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board also considered information previously provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from the Trust’s chief compliance officer that the written compliance policies and procedures of each of Lattice Strategies and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws. In addition, the Board considered Lattice Strategies’ representation that it did not anticipate making any material changes to Lattice Strategies’ and the Hartford Funds’ compliance programs as a result of the addition of the Fund.

The Board considered efforts by Lattice Strategies and its affiliates to provide investors in the Hartford Funds family of funds with a broad range of investment opportunities and the assumption of entrepreneurial and other risks by Lattice Strategies and its affiliates in sponsoring and managing new funds to expand these opportunities for shareholders. The Board considered the special attributes of the Fund, which is an ETF, relative to mutual funds and the benefits that are expected to be realized from an investment in the Fund, rather than a mutual fund. The Board also considered the resources devoted by Lattice Strategies and its affiliates in developing and maintaining an infrastructure necessary to support the operations of the Fund.

In considering the foregoing information, the Board evaluated not only the information presented to the Board and the Investment Committee in connection with its consideration of the Agreements, but also the Board’s experience through past interactions with Lattice Strategies and the Sub-adviser.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Lattice Strategies and the Sub-adviser.

Performance

The Board considered that the Fund seeks to provide investment results that correspond to the total return performance of the Hartford Longevity Economy Index (LHLGEX), the Fund’s proposed custom proprietary benchmark index, and the Board considered information regarding the characteristics, attributes, and methodologies of the Hartford Longevity Economy Index. The Board also received and considered simulated “back-tested” results for the Hartford Longevity Economy Index over various periods and noted the inherent limitations of such data. The Board also considered that neither Lattice Strategies nor the Sub-adviser managed other funds or accounts with investment strategies substantially similar to those proposed for the Fund. The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Sub-adviser, the Sub-adviser’s capabilities in managing other series of the Trust, each of which is an ETF that tracks a custom proprietary benchmark index. The Board considered additional information provided by Lattice Strategies about the broad range of the portfolio management team’s investment experience and the team’s investment process.

Based on these considerations, the Board concluded that it was satisfied that Lattice Strategies and the Sub-adviser have the capability of providing satisfactory investment performance for the Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for the Fund, the Board reviewed information regarding Lattice Strategies’ estimated costs to provide investment management and related services to the Fund and the estimated profitability to Lattice Strategies and its affiliates from managing the Fund. The Board considered that Lattice Strategies would pay all expenses of the Fund, except for: (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) any distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fees payable to Lattice Strategies. In evaluating the estimated profitability of the Fund to Lattice Strategies, the Board considered Lattice Strategies’ representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of the Fund to Lattice Strategies would depend on the growth of the Fund’s assets under management and that, at least initially, the Fund’s profitability was estimated to be negative. The Board considered representations from Lattice Strategies that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees would be paid by Lattice Strategies and not the Fund. Accordingly, the Board determined that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the sub-advisory agreement with the Sub-adviser.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with the Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by the Fund to Lattice Strategies and the expected total expense ratio of the Fund. The Board also considered the proposed sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to the Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the proposed management and sub-advisory fees and expected total operating expenses for the Fund. The Board also reviewed information comparing the Fund’s

62

Hartford Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

proposed management fees and expected total expenses relative to an appropriate group of funds (the “Peer Group”), selected from the relevant peer universe identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. As part of this review, the Board considered the composition of the Peer Group and the methodology used to select the Peer Group, which included input from an independent financial services consultant (the “Consultant”) engaged by the Independent Trustees to assist them in evaluating the Fund’s proposed management fees and estimated total expense ratio. The Board noted that the Peer Group is comprised of only other ETFs that employ thematic investment strategies. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of other funds in the Peer Group are set and potentially material differences between the Fund and such other funds. In connection with these considerations, the Board took account of the fact that the Fund would pay a monthly management fee to Lattice Strategies in return for providing investment advisory and administrative services under an all-in “unitary” fee structure. The Board also considered competition in the general ETF marketplace in which the Fund would compete and the impact of market pressures on the price levels for ETFs such as the Fund.

In considering the reasonableness of the Fund’s proposed advisory and sub-advisory fees and projected total expense ratio, the Board considered that, according to the information provided by Broadridge, the Fund’s proposed contractual management fee and estimated total expense ratio were below the average and median of the Peer Group, and the Fund’s proposed actual management fee was slightly below the median and slightly above the average of the Peer Group. The Board considered such information in consultation with the Consultant.

Based on these considerations, the Board concluded that the Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as the Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board also considered that any economies of scale achieved by the Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered Lattice Strategies’ representation that the Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board considered that the Fund’s proposed management fee does not contain breakpoints. The Board recognized that there is no uniform methodology for establishing breakpoints or uniform pattern in asset levels that trigger breakpoints or the amounts of breakpoints triggered. In addition, the Board considered that Lattice Strategies initially set competitive fee rates intended to price the Fund to scale at inception, which is another means of sharing potential economies of scale with shareholders without waiting for asset growth.

The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s future shareholders. The Board considered estimates of the Fund’s projected asset levels and noted that it would review future growth in the Fund’s assets and the appropriateness of the Fund’s fee structure as part of its future annual review of the Agreements.

Other Benefits

The Board considered other anticipated benefits to the Advisers and their affiliates from their relationships with the Fund.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of the Fund for the Board to approve the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

63

Hartford Multifactor ETFs

Supplemental Proxy Information (Unaudited)

A joint special meeting of shareholders of the Funds was held on October 21, 2020 (the “Shareholder Meeting”). The Shareholder Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following ten (10) Trustees at the Shareholder Meeting:

•	Hilary E. Ackermann
•	Robin C. Beery
•	Lynn S. Birdsong
•	Derrick D. Cephas
•	James E. Davey
•	Christine R. Detrick
•	Andrew A. Johnson
•	Paul L. Rosenberg
•	Lemma W. Senbet
•	David Sung

The results of the shareholders’ election of Trustees were as follows:

Lattice Strategies Trust Shares Outstanding (as of Record Date): 90,850,000.000 Total Shares Voted: 80,912,356.805 Percentage of Shares Voted: 89.061%

Trustee	Vote	Total Shares Voted	Percentage of Shares Voted	Percentage of Shares Outstanding

Hilary E. Ackermann	For:	79,172,538.537	97.850%	87.147%
	Against:	779,907.667	0.964%	0.858%
	Abstain:	959,910.601	1.186%	1.056%

Robin C. Beery	For:	79,306,915.299	98.016%	87.295%
	Against:	606,588.972	0.750%	0.667%
	Abstain:	998,852.534	1.234%	1.099%

Lynn S. Birdsong	For:	78,276,371.044	96.743%	86.160%
	Against:	1,631,084.588	2.016%	1.795%
	Abstain:	1,004,901.173	1.241%	1.106%

Derrick D. Cephas	For:	79,153,387.548	97.827%	87.126%
	Against:	715,146.513	0.883%	0.787%
	Abstain:	1,043,822.744	1.290%	1.148%

James E. Davey	For:	79,349,576.612	98.069%	87.342%
	Against:	645,658.460	0.798%	0.710%
	Abstain:	917,121.733	1.133%	1.009%

Christine R. Detrick	For:	79,210,851.451	97.898%	87.189%
	Against:	717,317.984	0.886%	0.789%
	Abstain:	984,187.370	1.216%	1.083%

Andrew A. Johnson	For:	79,193,928.396	97.877%	87.170%
	Against:	721,001.682	0.891%	0.794%
	Abstain:	997,426.727	1.232%	1.097%

64

Hartford Multifactor ETFs

Supplemental Proxy Information (Unaudited) – (continued)

Trustee	Vote	Total Shares Voted	Percentage of Shares Voted	Percentage of Shares Outstanding

Paul L. Rosenberg	For:	79,105,260.403	97.767%	87.073%
	Against:	784,871.375	0.970%	0.863%
	Abstain:	1,022,225.027	1.263%	1.125%

Lemma W. Senbet	For:	78,197,435.695	96.645%	86.073%
	Against:	1,716,303.968	2.121%	1.898%
	Abstain:	998,617.142	1.234%	1.099%

David Sung	For:	79,042,679.181	97.690%	87.004%
	Against:	839,778.258	1.038%	0.924%
	Abstain:	1,029,899.366	1.272%	1.133%

As of the date of the Shareholder Meeting, Mr. Duane E. Hill served as a Trustee and did not seek re-election. Mr. Hill continued to serve as a Trustee until his scheduled retirement on December 31, 2020.

65

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Consumer Rights and Privacy Compliance Unit, One Hartford Plaza, Mail Drop: T 04.180, Hartford, CT 06155, or at ConsumerPrivacyInquiriesMailbox@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of February 2021), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Assurances Continentales Continentale Verzekeringen N.V; Bracht, Deckers & Mackelbert N.V.; Business Management Group, Inc.; Canal Re S.A.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford Productivity Services LLC; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; Millennium Underwriting Limited; MPC Resolution Company LLC; Navigators (Asia) Limited; Navigators Corporate Underwriters Limited; Navigators Holdings (Europe) N.V.; Navigators Holdings (UK) Limited; Navigators Insurance Company; Navigators International Insurance Company Ltd.; Navigators Management Company, Inc.; Navigators Management (UK) Limited; Navigators N.V.; Navigators Specialty Insurance Company; Navigators Underwriting Agency Limited; Navigators Underwriting Limited; New BDM NV; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; NIC Investments (Chile) SpA; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd; The Navigators Group, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised February 2021

[This page is intentionally left blank]

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.

ETFSAR-MLT21    05/21    222177    LAT002013    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable for this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this semi-annual filing.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: June 7, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 7, 2021	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 7, 2021	By:	/s/ David A. Naab
David A. Naab
Treasurer (Principal Financial Officer and Principal Accounting Officer)